Shareholder Report			12 Months Ended
		Jan. 01, 2025	Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Guardian Variable Products Trust
Entity Central Index Key			0001668512
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2025
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
C000223917
Shareholder Report [Line Items]
Fund Name			Guardian Core Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Core Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Fixed Income VIP Fund	$54	0.52%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 54
Expense Ratio, Percent	[1]		0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.61% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The Fund’s allocation to investment grade corporate securities detracted from relative performance, driven by its underweight to the industrials sector. Another detractor was the Fund’s underweight allocation to agency mortgage-backed securities (“MBS”), which rallied after the volatility in April 2025 and were among the top performers in the Bloomberg US Aggregate Bond Index for the year. In addition, the Fund’s underweight positioning in government related securities detracted, with sovereign bonds outperforming over the reporting period.

  Primary contributors to the Fund’s relative performance included the Fund’s relative yield curve positioning, particularly the intermediate part of the yield curve, which benefited from curve steepening, and cuts to the federal funds target rate by the U.S. Federal Reserve, which totaled 75 basis points in 2025.

  A small position in the emerging markets sector also contributed positively to the Fund’s performance relative to the benchmark.

  The Fund additionally benefited from favorable security selection in asset-backed securities (“ABS”).

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Core Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000
5/31/22	$10,050	$10,125
6/30/22	$9,900	$9,966
7/31/22	$10,120	$10,209
8/31/22	$9,860	$9,921
9/30/22	$9,460	$9,492
10/31/22	$9,340	$9,369
11/30/22	$9,650	$9,714
12/31/22	$9,610	$9,670
1/31/23	$9,890	$9,967
2/28/23	$9,660	$9,710
3/31/23	$9,910	$9,956
4/30/23	$9,960	$10,017
5/31/23	$9,850	$9,908
6/30/23	$9,800	$9,872
7/31/23	$9,790	$9,865
8/31/23	$9,740	$9,802
9/30/23	$9,510	$9,553
10/31/23	$9,360	$9,403
11/30/23	$9,770	$9,828
12/31/23	$10,140	$10,205
1/31/24	$10,120	$10,177
2/29/24	$9,990	$10,033
3/31/24	$10,080	$10,125
4/30/24	$9,840	$9,870
5/31/24	$9,990	$10,037
6/30/24	$10,090	$10,132
7/31/24	$10,320	$10,369
8/31/24	$10,470	$10,518
9/30/24	$10,610	$10,658
10/31/24	$10,350	$10,394
11/30/24	$10,450	$10,504
12/31/24	$10,290	$10,332
1/31/25	$10,340	$10,387
2/28/25	$10,550	$10,615
3/31/25	$10,550	$10,619
4/30/25	$10,590	$10,661
5/31/25	$10,510	$10,585
6/30/25	$10,660	$10,748
7/31/25	$10,650	$10,719
8/31/25	$10,770	$10,847
9/30/25	$10,880	$10,966
10/31/25	$10,940	$11,034
11/30/25	$11,010	$11,103
12/31/25	$10,970	$11,086

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Core Fixed Income VIP Fund	6.61%	2.56%
Bloomberg US Aggregate Bond Index	7.31%	2.85%

Performance Inception Date			May 02, 2022
Material Change Date		Jan. 01, 2025
AssetsNet			$ 335,333,044
Holdings Count | Holding			284
Advisory Fees Paid, Amount			$ 1,391,710
InvestmentCompanyPortfolioTurnover			116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$335,333,044
Total # of Portfolio Holdings	284
Total Advisory Fees Paid	$1,391,710
Portfolio Turnover Rate	116%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	44.7
Corporate Bonds & Notes	24.6
Agency Mortgage-Backed Securities	16.6
Asset-Backed Securities	9.8
Non-Agency Mortgage-Backed Securities	4.2
TBA Sale Commitments Agency Mortgage-Backed Securities	(0.3)
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 4.125%, due 2/29/2032	14.3
U.S. Treasury Bonds, 4.625%, due 11/15/2044	8.8
U.S. Treasury Notes, 4.625%, due 2/15/2035	5.1
U.S. Treasury Notes, 4.000%, due 2/28/2030	4.9
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.2
U.S. Treasury Bonds, 4.625%, due 2/15/2055	1.7
U.S. Treasury Notes, 4.000%, due 6/30/2032	1.6
Uniform Mortgage-Backed Security, 2.000%, due 2/1/2056	1.4
U.S. Treasury Notes, 4.250%, due 8/15/2035	1.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	1.1
Total	42.5

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of FIAM LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169892
Shareholder Report [Line Items]
Fund Name			Guardian Core Plus Fixed Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Core Plus Fixed Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Core Plus Fixed Income VIP Fund	$85	0.82%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 85
Expense Ratio, Percent	[2]		0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 7.07% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”), for the same period.

  The Fund’s performance during the reporting period was shaped by ongoing uncertainty following the U.S. tariff policy announcement in April 2025, which contributed to increased market volatility and shifting U.S. Federal Reserve expectations amid mixed economic data. Positive factors included strong corporate earnings, resilient consumer spending, ongoing artificial intelligence (“AI”)-driven investment, and easing trade tensions later in the period, which helped stabilize market sentiment.

  Security selection within investment grade corporate bonds and asset-backed securities (“ABS”) also contributed to relative performance.

  The Fund’s interest rate positioning relative to the index and security selection within emerging market sovereign bonds detracted from the Fund’s relative performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Core Plus Fixed Income VIP Fund	Bloomberg US Aggregate Bond Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$9,996
11/30/16	$9,930	$9,920
12/31/16	$9,710	$9,685
1/31/17	$9,760	$9,718
2/28/17	$9,830	$9,783
3/31/17	$9,810	$9,778
4/30/17	$9,890	$9,853
5/31/17	$9,960	$9,929
6/30/17	$9,950	$9,919
7/31/17	$10,000	$9,962
8/31/17	$10,070	$10,051
9/30/17	$10,030	$10,004
10/31/17	$10,050	$10,009
11/30/17	$10,040	$9,996
12/31/17	$10,080	$10,042
1/31/18	$9,980	$9,927
2/28/18	$9,890	$9,833
3/31/18	$9,930	$9,896
4/30/18	$9,850	$9,822
5/31/18	$9,890	$9,892
6/30/18	$9,870	$9,880
7/31/18	$9,890	$9,882
8/31/18	$9,930	$9,946
9/30/18	$9,890	$9,882
10/31/18	$9,800	$9,804
11/30/18	$9,840	$9,862
12/31/18	$9,950	$10,043
1/31/19	$10,100	$10,150
2/28/19	$10,110	$10,144
3/31/19	$10,280	$10,339
4/30/19	$10,290	$10,342
5/31/19	$10,430	$10,525
6/30/19	$10,580	$10,657
7/31/19	$10,620	$10,681
8/31/19	$10,790	$10,958
9/30/19	$10,740	$10,899
10/31/19	$10,770	$10,932
11/30/19	$10,770	$10,927
12/31/19	$10,780	$10,919
1/31/20	$10,980	$11,129
2/29/20	$11,120	$11,329
3/31/20	$10,600	$11,263
4/30/20	$10,850	$11,463
5/31/20	$11,020	$11,516
6/30/20	$11,160	$11,589
7/31/20	$11,430	$11,762
8/31/20	$11,400	$11,667
9/30/20	$11,370	$11,661
10/31/20	$11,340	$11,609
11/30/20	$11,510	$11,722
12/31/20	$11,580	$11,739
1/31/21	$11,540	$11,654
2/28/21	$11,400	$11,486
3/31/21	$11,300	$11,343
4/30/21	$11,400	$11,432
5/31/21	$11,450	$11,470
6/30/21	$11,550	$11,550
7/31/21	$11,650	$11,679
8/31/21	$11,650	$11,657
9/30/21	$11,560	$11,556
10/31/21	$11,560	$11,553
11/30/21	$11,580	$11,587
12/31/21	$11,580	$11,558
1/31/22	$11,340	$11,309
2/28/22	$11,200	$11,182
3/31/22	$10,890	$10,872
4/30/22	$10,500	$10,459
5/31/22	$10,500	$10,527
6/30/22	$10,240	$10,361
7/31/22	$10,490	$10,615
8/31/22	$10,230	$10,315
9/30/22	$9,760	$9,869
10/31/22	$9,630	$9,741
11/30/22	$9,970	$10,099
12/31/22	$9,930	$10,054
1/31/23	$10,250	$10,363
2/28/23	$10,010	$10,095
3/31/23	$10,220	$10,352
4/30/23	$10,260	$10,414
5/31/23	$10,150	$10,301
6/30/23	$10,140	$10,264
7/31/23	$10,150	$10,257
8/31/23	$10,090	$10,192
9/30/23	$9,830	$9,933
10/31/23	$9,670	$9,776
11/30/23	$10,120	$10,219
12/31/23	$10,500	$10,610
1/31/24	$10,490	$10,581
2/29/24	$10,380	$10,431
3/31/24	$10,470	$10,527
4/30/24	$10,240	$10,262
5/31/24	$10,400	$10,436
6/30/24	$10,500	$10,534
7/31/24	$10,740	$10,780
8/31/24	$10,910	$10,935
9/30/24	$11,050	$11,082
10/31/24	$10,800	$10,807
11/30/24	$10,920	$10,921
12/31/24	$10,750	$10,742
1/31/25	$10,820	$10,799
2/28/25	$11,040	$11,037
3/31/25	$11,020	$11,041
4/30/25	$11,010	$11,085
5/31/25	$10,960	$11,005
6/30/25	$11,150	$11,174
7/31/25	$11,130	$11,145
8/31/25	$11,260	$11,278
9/30/25	$11,390	$11,401
10/31/25	$11,460	$11,473
11/30/25	$11,530	$11,544
12/31/25	$11,510	$11,527

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Core Plus Fixed Income VIP Fund	7.07%	(0.12%)	1.52%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	1.53%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 140,075,815
Holdings Count | Holding			431
Advisory Fees Paid, Amount			$ 490,228
InvestmentCompanyPortfolioTurnover			116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$140,075,815
Total # of Portfolio Holdings	431
Total Advisory Fees Paid	$490,228
Portfolio Turnover Rate	116%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	39.4
Agency Mortgage-Backed Securities	28.1
U.S. Government Securities	18.9
Asset-Backed Securities	14.2
Non-Agency Mortgage-Backed Securities	12.1
Senior Secured Loans	1.8
Foreign Government	0.3
Cash/Other Assets and Liabilities	(14.8)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.750%, due 5/15/2055	3.8
U.S. Treasury Notes, 3.625%, due 8/31/2030	3.1
U.S. Treasury Bonds, 4.625%, due 11/15/2044	3.0
U.S. Treasury Bonds, 4.750%, due 2/15/2045	2.8
U.S. Treasury Notes, 3.625%, due 8/31/2027	2.4
U.S. Treasury Bonds, 4.500%, due 11/15/2054	2.3
U.S. Treasury Bonds, 4.000%, due 11/15/2042	1.5
Government National Mortgage Association, 5.500%, due 2/20/2056	1.4
Government National Mortgage Association, 5.500%, due 1/20/2055	1.4
Government National Mortgage Association, 6.000%, due 2/20/2056	1.4
Total	23.1

Material Fund Change [Text Block]
C000169895
Shareholder Report [Line Items]
Fund Name			Guardian Diversified Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Diversified Research VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Diversified Research VIP Fund	$104	0.95%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 104
Expense Ratio, Percent	[3]		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 18.06% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The top performing sector within the Index was the communication services sector, followed by the information technology (“IT”) and industrials sectors. The real estate sector was the weakest performer.

  The Fund’s outperformance relative to the Index was attributable to strong security selection in the materials, IT, utilities, health care, financials energy and real estate sectors. Sector allocation had a slight negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Diversified Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$10,040	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,200	$10,183
1/31/17	$10,700	$10,582
2/28/17	$11,050	$11,002
3/31/17	$11,110	$11,015
4/30/17	$11,260	$11,128
5/31/17	$11,430	$11,284
6/30/17	$11,410	$11,355
7/31/17	$11,680	$11,588
8/31/17	$11,740	$11,624
9/30/17	$11,980	$11,864
10/31/17	$12,290	$12,140
11/30/17	$12,570	$12,513
12/31/17	$12,650	$12,652
1/31/18	$13,410	$13,376
2/28/18	$12,930	$12,883
3/31/18	$12,620	$12,556
4/30/18	$12,530	$12,604
5/31/18	$12,820	$12,907
6/30/18	$12,910	$12,987
7/31/18	$13,380	$13,470
8/31/18	$13,670	$13,909
9/30/18	$13,780	$13,988
10/31/18	$12,760	$13,032
11/30/18	$12,940	$13,298
12/31/18	$11,840	$12,097
1/31/19	$12,830	$13,067
2/28/19	$13,240	$13,486
3/31/19	$13,480	$13,748
4/30/19	$14,210	$14,305
5/31/19	$13,280	$13,396
6/30/19	$14,230	$14,340
7/31/19	$14,480	$14,546
8/31/19	$14,200	$14,315
9/30/19	$14,420	$14,583
10/31/19	$14,790	$14,899
11/30/19	$15,330	$15,440
12/31/19	$15,850	$15,906
1/31/20	$15,790	$15,900
2/29/20	$14,560	$14,591
3/31/20	$12,760	$12,789
4/30/20	$14,320	$14,428
5/31/20	$15,130	$15,115
6/30/20	$15,530	$15,416
7/31/20	$16,400	$16,285
8/31/20	$17,620	$17,456
9/30/20	$16,940	$16,793
10/31/20	$16,480	$16,346
11/30/20	$18,330	$18,135
12/31/20	$19,050	$18,833
1/31/21	$18,800	$18,642
2/28/21	$19,380	$19,157
3/31/21	$20,060	$19,995
4/30/21	$21,130	$21,063
5/31/21	$21,200	$21,210
6/30/21	$21,710	$21,705
7/31/21	$22,240	$22,220
8/31/21	$22,970	$22,896
9/30/21	$21,830	$21,831
10/31/21	$23,480	$23,361
11/30/21	$23,030	$23,199
12/31/21	$23,630	$24,239
1/31/22	$22,470	$22,984
2/28/22	$21,700	$22,296
3/31/22	$22,300	$23,124
4/30/22	$20,470	$21,107
5/31/22	$20,590	$21,146
6/30/22	$18,910	$19,401
7/31/22	$20,690	$21,190
8/31/22	$19,830	$20,325
9/30/22	$17,930	$18,453
10/31/22	$19,500	$19,947
11/30/22	$20,650	$21,062
12/31/22	$19,440	$19,849
1/31/23	$20,640	$21,096
2/28/23	$20,190	$20,581
3/31/23	$20,860	$21,337
4/30/23	$21,260	$21,670
5/31/23	$21,510	$21,764
6/30/23	$22,920	$23,202
7/31/23	$23,620	$23,947
8/31/23	$23,310	$23,566
9/30/23	$22,320	$22,443
10/31/23	$21,930	$21,971
11/30/23	$23,960	$23,977
12/31/23	$25,070	$25,066
1/31/24	$25,650	$25,488
2/29/24	$27,150	$26,849
3/31/24	$28,150	$27,712
4/30/24	$26,990	$26,581
5/31/24	$28,440	$27,899
6/30/24	$29,460	$28,900
7/31/24	$29,670	$29,251
8/31/24	$30,230	$29,961
9/30/24	$31,070	$30,601
10/31/24	$30,770	$30,323
11/30/24	$32,450	$32,103
12/31/24	$31,560	$31,338
1/31/25	$32,480	$32,211
2/28/25	$31,820	$31,790
3/31/25	$29,770	$29,999
4/30/25	$29,470	$29,796
5/31/25	$31,480	$31,671
6/30/25	$33,270	$33,282
7/31/25	$34,030	$34,029
8/31/25	$34,650	$34,719
9/30/25	$36,130	$35,986
10/31/25	$37,120	$36,828
11/30/25	$37,390	$36,919
12/31/25	$37,260	$36,941

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Diversified Research VIP Fund	18.06%	14.36%	15.13%
Standard & Poor’s 500 Index	17.89%	14.43%	15.03%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 98,945,417
Holdings Count | Holding			138
Advisory Fees Paid, Amount			$ 540,119
InvestmentCompanyPortfolioTurnover			75.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$98,945,417
Total # of Portfolio Holdings	138
Total Advisory Fees Paid	$540,119
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.5
Financials	14.0
Communication Services	11.2
Health Care	10.6
Consumer Discretionary	9.1
Industrials	7.0
Consumer Staples	4.7
Energy	3.4
Materials	2.3
Utilities	2.3
Real Estate	2.0
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	6.5
NVIDIA Corp.	6.5
Alphabet, Inc., Class A	5.4
Apple, Inc.	5.1
Amazon.com, Inc.	4.5
Broadcom, Inc.	3.5
Meta Platforms, Inc., Class A	2.7
Tesla, Inc.	2.2
Cisco Systems, Inc.	2.0
Lam Research Corp.	1.9
Total	40.3

Material Fund Change [Text Block]
C000200218
Shareholder Report [Line Items]
Fund Name			Guardian Global Utilities VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Global Utilities VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Global Utilities VIP Fund	$124	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 124
Expense Ratio, Percent	[4]		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 26.93% for the 12 months ended December 31, 2025, compared to the 23.49% return of the MSCI® ACWI® Utilities Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 31.25% for the same period.

  Global equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”) companies.

  The Fund’s outperformance relative to the Index was driven by strong security selection. Strong security selection in the multi-utilities and water utilities industries was partially offset by weaker selection in electric utilities and gas utilities.

  Sector allocation, a product of the Fund’s bottom-up stock selection process, also contributed to relative results. The Fund’s underweight allocation to independent power producers and energy traders contributed positively but was partially offset by an underweight to electric utilities.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Global Utilities VIP Fund	MSCI EAFE Index	MSCI ACWI Utilities Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$9,990	$10,130	$10,044
12/31/19	$9,810	$10,244	$9,826
1/31/20	$10,620	$10,356	$10,710
2/29/20	$9,880	$9,420	$9,863
3/31/20	$8,520	$8,163	$8,688
4/30/20	$8,730	$8,690	$9,013
5/31/20	$9,030	$9,069	$9,368
6/30/20	$9,070	$9,377	$9,260
7/31/20	$9,730	$9,596	$9,879
8/31/20	$9,520	$10,089	$9,707
9/30/20	$9,400	$9,827	$9,626
10/31/20	$9,680	$9,435	$9,791
11/30/20	$10,250	$10,897	$10,365
12/31/20	$10,700	$11,404	$10,610
1/31/21	$10,990	$11,283	$10,475
2/28/21	$10,560	$11,536	$9,937
3/31/21	$11,230	$11,801	$10,672
4/30/21	$11,650	$12,156	$10,969
5/31/21	$11,620	$12,552	$10,938
6/30/21	$11,550	$12,411	$10,624
7/31/21	$11,860	$12,505	$10,901
8/31/21	$12,210	$12,725	$11,309
9/30/21	$11,590	$12,356	$10,598
10/31/21	$12,010	$12,660	$11,060
11/30/21	$11,530	$12,071	$10,798
12/31/21	$12,450	$12,689	$11,676
1/31/22	$12,030	$12,075	$11,329
2/28/22	$12,010	$11,862	$11,263
3/31/22	$12,730	$11,938	$11,812
4/30/22	$12,130	$11,166	$11,450
5/31/22	$12,800	$11,250	$11,753
6/30/22	$11,790	$10,206	$10,967
7/31/22	$12,350	$10,714	$11,518
8/31/22	$12,300	$10,205	$11,397
9/30/22	$10,980	$9,251	$10,093
10/31/22	$11,360	$9,748	$10,324
11/30/22	$12,460	$10,846	$11,131
12/31/22	$12,330	$10,855	$11,132
1/31/23	$12,460	$11,734	$11,114
2/28/23	$11,830	$11,489	$10,531
3/31/23	$12,280	$11,774	$11,056
4/30/23	$12,620	$12,106	$11,379
5/31/23	$11,930	$11,594	$10,752
6/30/23	$12,310	$12,121	$11,048
7/31/23	$12,490	$12,514	$11,262
8/31/23	$11,850	$12,034	$10,622
9/30/23	$11,280	$11,623	$10,095
10/31/23	$11,250	$11,152	$10,111
11/30/23	$12,020	$12,187	$10,797
12/31/23	$12,460	$12,835	$11,182
1/31/24	$11,960	$12,908	$10,857
2/29/24	$12,090	$13,145	$10,803
3/31/24	$12,800	$13,577	$11,348
4/30/24	$12,950	$13,229	$11,468
5/31/24	$14,070	$13,742	$12,275
6/30/24	$13,290	$13,520	$11,754
7/31/24	$14,170	$13,917	$12,483
8/31/24	$14,850	$14,369	$13,001
9/30/24	$15,540	$14,502	$13,702
10/31/24	$15,180	$13,713	$13,231
11/30/24	$15,760	$13,635	$13,356
12/31/24	$14,670	$13,325	$12,504
1/31/25	$14,860	$14,025	$12,750
2/28/25	$15,130	$14,297	$12,940
3/31/25	$15,630	$14,240	$13,322
4/30/25	$16,320	$14,892	$13,814
5/31/25	$16,730	$15,573	$14,160
6/30/25	$17,050	$15,917	$14,399
7/31/25	$17,300	$15,693	$14,659
8/31/25	$17,440	$16,362	$14,606
9/30/25	$18,070	$16,675	$15,101
10/31/25	$18,550	$16,872	$15,558
11/30/25	$19,210	$16,976	$15,876
12/31/25	$18,620	$17,486	$15,438

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Global Utilities VIP Fund	26.93%	11.72%	10.55%
MSCI EAFE Index	31.25%	8.93%	9.44%
MSCI ACWI Utilities Index	23.49%	7.79%	7.26%

Performance Inception Date			Oct. 21, 2019
AssetsNet			$ 42,247,966
Holdings Count | Holding			28
Advisory Fees Paid, Amount			$ 239,772
InvestmentCompanyPortfolioTurnover			28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$42,247,966
Total # of Portfolio Holdings	28
Total Advisory Fees Paid	$239,772
Portfolio Turnover Rate	28%

Holdings [Text Block]

Geographic Region/Country Allocation

(% of Total Net Assets)

North America	58.8
Europe	18.8
United Kingdom	10.1
Asia-Pacific	7.6
South America	3.8
Cash/Other Assets and Liabilities	0.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NextEra Energy, Inc.	6.8
Sempra	6.1
American Electric Power Co., Inc.	6.1
E.ON SE	5.8
Engie SA	5.8
SSE PLC	5.4
Enel SpA	5.1
National Grid PLC	4.6
Dominion Energy, Inc.	4.6
Atmos Energy Corp.	4.4
Total	54.7

Material Fund Change [Text Block]
C000169897
Shareholder Report [Line Items]
Fund Name			Guardian Growth & Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Growth & Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Growth & Income VIP Fund	$102	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 102
Expense Ratio, Percent	[5]		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.13% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  During the reporting period, equity market volatility was higher than historical norms, especially for non-artificial intelligence (“AI”) companies. Much of this was due to changes in market structure, but also partly due to a softening macro backdrop, particularly in consumer-facing stocks.

  Security and sector selection weighed on the Fund’s performance relative to the Index. Security selection within the technology sector detracted from the Fund’s performance, while security selection within the health care sector contributed positively. The Fund’s underweight in the communication services sector detracted from the Fund’s performance, while an underweight to the real estate sector contributed to its performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Growth & Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,990	$10,006	$9,990
11/30/16	$9,820	$9,811	$9,836
12/31/16	$10,500	$10,197	$10,397
1/31/17	$10,750	$10,598	$10,733
2/28/17	$11,120	$11,008	$11,119
3/31/17	$11,030	$11,015	$11,006
4/30/17	$11,080	$11,131	$10,985
5/31/17	$11,100	$11,274	$10,974
6/30/17	$11,280	$11,352	$11,154
7/31/17	$11,520	$11,577	$11,302
8/31/17	$11,520	$11,613	$11,170
9/30/17	$11,910	$11,861	$11,501
10/31/17	$12,160	$12,133	$11,585
11/30/17	$12,640	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,500	$13,336	$12,582
2/28/18	$12,890	$12,846	$11,981
3/31/18	$12,620	$12,555	$11,770
4/30/18	$12,590	$12,597	$11,809
5/31/18	$12,590	$12,919	$11,879
6/30/18	$12,630	$13,003	$11,909
7/31/18	$13,290	$13,451	$12,380
8/31/18	$13,540	$13,915	$12,563
9/30/18	$13,660	$13,968	$12,588
10/31/18	$12,920	$12,979	$11,936
11/30/18	$13,100	$13,243	$12,292
12/31/18	$11,810	$12,037	$11,112
1/31/19	$12,730	$13,046	$11,977
2/28/19	$13,060	$13,488	$12,360
3/31/19	$13,030	$13,723	$12,438
4/30/19	$13,480	$14,277	$12,879
5/31/19	$12,640	$13,367	$12,051
6/30/19	$13,460	$14,305	$12,916
7/31/19	$13,580	$14,527	$13,024
8/31/19	$13,120	$14,261	$12,641
9/30/19	$13,640	$14,509	$13,092
10/31/19	$14,000	$14,816	$13,275
11/30/19	$14,430	$15,376	$13,685
12/31/19	$14,640	$15,820	$14,061
1/31/20	$14,100	$15,837	$13,759
2/29/20	$12,810	$14,543	$12,426
3/31/20	$10,610	$12,621	$10,303
4/30/20	$12,020	$14,289	$11,461
5/31/20	$12,400	$15,043	$11,854
6/30/20	$12,230	$15,375	$11,775
7/31/20	$12,610	$16,276	$12,241
8/31/20	$13,040	$17,470	$12,747
9/30/20	$12,660	$16,832	$12,434
10/31/20	$12,420	$16,426	$12,270
11/30/20	$14,390	$18,360	$13,921
12/31/20	$14,950	$19,136	$14,455
1/31/21	$14,890	$18,979	$14,322
2/28/21	$15,720	$19,529	$15,188
3/31/21	$16,840	$20,268	$16,081
4/30/21	$17,550	$21,359	$16,724
5/31/21	$18,100	$21,460	$17,115
6/30/21	$17,980	$21,998	$16,919
7/31/21	$18,360	$22,455	$17,054
8/31/21	$18,580	$23,105	$17,392
9/30/21	$17,890	$22,044	$16,787
10/31/21	$18,730	$23,573	$17,639
11/30/21	$18,020	$23,257	$17,018
12/31/21	$19,170	$24,199	$18,091
1/31/22	$18,770	$22,835	$17,670
2/28/22	$18,690	$22,208	$17,465
3/31/22	$18,970	$22,957	$17,958
4/30/22	$18,000	$20,911	$16,945
5/31/22	$18,370	$20,879	$17,274
6/30/22	$16,740	$19,131	$15,765
7/31/22	$17,740	$20,912	$16,811
8/31/22	$17,210	$20,109	$16,310
9/30/22	$15,930	$18,249	$14,879
10/31/22	$17,890	$19,712	$16,405
11/30/22	$18,970	$20,779	$17,430
12/31/22	$18,170	$19,570	$16,728
1/31/23	$19,060	$20,883	$17,594
2/28/23	$18,430	$20,386	$16,974
3/31/23	$18,120	$21,031	$16,896
4/30/23	$18,330	$21,291	$17,150
5/31/23	$17,640	$21,390	$16,489
6/30/23	$18,740	$22,835	$17,584
7/31/23	$19,550	$23,620	$18,203
8/31/23	$19,210	$23,207	$17,711
9/30/23	$18,690	$22,116	$17,028
10/31/23	$18,040	$21,582	$16,427
11/30/23	$19,150	$23,597	$17,666
12/31/23	$20,270	$24,762	$18,645
1/31/24	$20,540	$25,108	$18,664
2/29/24	$21,230	$26,464	$19,353
3/31/24	$22,190	$27,312	$20,320
4/30/24	$21,120	$26,150	$19,452
5/31/24	$21,860	$27,381	$20,069
6/30/24	$21,780	$28,287	$19,880
7/31/24	$22,690	$28,699	$20,897
8/31/24	$23,200	$29,379	$21,457
9/30/24	$23,060	$30,007	$21,755
10/31/24	$22,840	$29,798	$21,516
11/30/24	$24,090	$31,716	$22,890
12/31/24	$22,500	$30,832	$21,324
1/31/25	$23,510	$31,813	$22,311
2/28/25	$23,700	$31,257	$22,402
3/31/25	$22,830	$29,448	$21,779
4/30/25	$21,960	$29,273	$21,116
5/31/25	$22,590	$31,141	$21,857
6/30/25	$23,430	$32,718	$22,604
7/31/25	$23,220	$33,445	$22,734
8/31/25	$23,940	$34,149	$23,459
9/30/25	$24,160	$35,333	$23,809
10/31/25	$23,960	$36,096	$23,914
11/30/25	$24,590	$36,184	$24,549
12/31/25	$24,780	$36,186	$24,716

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Growth & Income VIP Fund	10.13%	10.63%	10.21%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Value Index	15.92%	11.33%	10.18%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 96,602,092
Holdings Count | Holding			76
Advisory Fees Paid, Amount			$ 538,257
InvestmentCompanyPortfolioTurnover			59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$96,602,092
Total # of Portfolio Holdings	76
Total Advisory Fees Paid	$538,257
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Health Care	20.5
Financials	20.0
Industrials	16.8
Consumer Discretionary	9.7
Information Technology	8.7
Communication Services	7.1
Consumer Staples	6.7
Energy	6.2
Real Estate	1.8
Materials	1.7
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Johnson & Johnson	4.9
JPMorgan Chase & Co.	4.9
Berkshire Hathaway, Inc., Class B	4.0
RTX Corp.	3.8
Alphabet, Inc., Class C	2.7
Citigroup, Inc.	2.6
Walmart, Inc.	2.6
Philip Morris International, Inc.	2.5
Cisco Systems, Inc.	2.5
Regeneron Pharmaceuticals, Inc.	2.3
Total	32.8

Material Fund Change [Text Block]
C000219765
Shareholder Report [Line Items]
Fund Name			Guardian All Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian All Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian All Cap Core VIP Fund	$88	0.83%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 88
Expense Ratio, Percent	[6]		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.25% for the 12 months ended December 31, 2025, compared to the Russell 3000® Index (the “Index”), which returned 17.16% for the same period.

  Market leadership in 2025 looked very similar to 2024 and 2023, with the information technology (“IT”) and communication services sectors leading the way as the artificial intelligence (“AI”) industry dominated market returns.

  For most of 2025, market performance was narrow, with mega-cap stocks providing the strongest performance, along with some broadening of performance across a wider range of stocks in the fourth quarter of 2025. While growth stocks led in 2025 —particularly cyclical growth stocks — value stocks outperformed in the fourth quarter of the year. However, quality lagged behind most other investment factors.

  During 2025, the largest detractors to the Fund’s performance relative to the Index included stock selection in the technology, communication services and industrial sectors. In contrast, the largest contributor to the Fund’s relative performance included stock selection in the health care sector.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian All Cap Core VIP Fund	Russell 3000 Index
10/25/21	$10,000	$10,000
11/30/21	$10,050	$10,058
12/31/21	$9,850	$9,905
1/31/22	$9,660	$9,689
2/28/22	$9,460	$9,445
3/31/22	$9,660	$9,752
4/30/22	$8,890	$8,876
5/31/22	$8,950	$8,864
6/30/22	$8,280	$8,123
7/31/22	$9,000	$8,885
8/31/22	$8,620	$8,553
9/30/22	$7,890	$7,760
10/31/22	$8,540	$8,397
11/30/22	$8,930	$8,835
12/31/22	$8,460	$8,318
1/31/23	$9,010	$8,890
2/28/23	$8,720	$8,683
3/31/23	$8,940	$8,915
4/30/23	$9,100	$9,010
5/31/23	$9,060	$9,045
6/30/23	$9,650	$9,662
7/31/23	$9,910	$10,009
8/31/23	$9,730	$9,816
9/30/23	$9,280	$9,348
10/31/23	$9,080	$9,100
11/30/23	$9,910	$9,949
12/31/23	$10,400	$10,477
1/31/24	$10,520	$10,593
2/29/24	$11,120	$11,166
3/31/24	$11,480	$11,526
4/30/24	$10,930	$11,019
5/31/24	$11,390	$11,540
6/30/24	$11,670	$11,897
7/31/24	$11,840	$12,118
8/31/24	$12,060	$12,382
9/30/24	$12,230	$12,638
10/31/24	$12,190	$12,545
11/30/24	$12,950	$13,380
12/31/24	$12,490	$12,971
1/31/25	$13,040	$13,380
2/28/25	$12,660	$13,124
3/31/25	$11,930	$12,358
4/30/25	$11,810	$12,275
5/31/25	$12,540	$13,054
6/30/25	$13,090	$13,717
7/31/25	$13,350	$14,019
8/31/25	$13,570	$14,343
9/30/25	$13,840	$14,838
10/31/25	$13,990	$15,156
11/30/25	$14,050	$15,198
12/31/25	$14,020	$15,195

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian All Cap Core VIP Fund	12.25%	8.41%
Russell 3000 Index	17.16%	10.52%

Performance Inception Date			Oct. 25, 2021
AssetsNet			$ 221,817,573
Holdings Count | Holding			173
Advisory Fees Paid, Amount			$ 940,428
InvestmentCompanyPortfolioTurnover			69.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$221,817,573
Total # of Portfolio Holdings	173
Total Advisory Fees Paid	$940,428
Portfolio Turnover Rate	69%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	32.1
Financials	13.7
Industrials	11.6
Consumer Discretionary	10.4
Health Care	10.0
Communication Services	9.6
Consumer Staples	3.6
Energy	2.9
Utilities	2.3
Materials	1.7
Real Estate	1.7
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	7.6
Microsoft Corp.	6.1
Apple, Inc.	5.2
Amazon.com, Inc.	4.6
Alphabet, Inc., Class A	4.5
Broadcom, Inc.	2.9
Meta Platforms, Inc., Class A	2.6
JPMorgan Chase & Co.	2.2
Johnson & Johnson	1.9
Mastercard, Inc., Class A	1.5
Total	39.1

Material Fund Change [Text Block]
C000219766
Shareholder Report [Line Items]
Fund Name			Guardian Balanced Allocation VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Balanced Allocation VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Balanced Allocation VIP Fund	$97	0.91%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 97
Expense Ratio, Percent	[7]		0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 12.92% for the 12 months ended December 31, 2025, compared to the 14.24% return of the blended index (the “Index”), an index with similar investment characteristics as the Fund, which consists of the Standard & Poor’s 500® Index and the Bloomberg US Aggregate Bond Index, weighted 65%/35%, respectively, for the same period.

  The Standard & Poor’s 500® Index returned 17.89% for the same period, and the Bloomberg US Aggregate Bond Index returned 7.31% for the same period.

  In the Fund’s equity allocation, weak security selection in the consumer discretionary and consumer staples sectors was partially offset by strong security selection in the information technology and communication services sectors.

  In the Fund’s fixed income allocation, security selection within asset-backed securities was the primary driver of the Fund’s relative underperformance compared to the Index. Within investment grade credit, security selection in the financials and industrials sectors contributed positively to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Balanced Allocation VIP Fund	Standard & Poor’s 500 Index	Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	Bloomberg US Aggregate Bond Index
5/2/22	$10,000	$10,000	$10,000	$10,000
5/31/22	$10,020	$9,962	$10,018	$10,125
6/30/22	$9,420	$9,139	$9,426	$9,966
7/31/22	$10,020	$9,982	$10,071	$10,209
8/31/22	$9,700	$9,575	$9,705	$9,921
9/30/22	$8,990	$8,693	$8,977	$9,492
10/31/22	$9,350	$9,397	$9,409	$9,369
11/30/22	$9,810	$9,922	$9,872	$9,714
12/31/22	$9,460	$9,351	$9,486	$9,670
1/31/23	$9,980	$9,938	$9,976	$9,967
2/28/23	$9,720	$9,696	$9,727	$9,710
3/31/23	$10,010	$10,052	$10,046	$9,956
4/30/23	$10,140	$10,208	$10,169	$10,017
5/31/23	$10,090	$10,253	$10,159	$9,908
6/30/23	$10,430	$10,930	$10,583	$9,872
7/31/23	$10,630	$11,281	$10,801	$9,865
8/31/23	$10,490	$11,102	$10,665	$9,802
9/30/23	$10,090	$10,572	$10,240	$9,553
10/31/23	$9,890	$10,350	$10,043	$9,403
11/30/23	$10,680	$11,295	$10,799	$9,828
12/31/23	$11,150	$11,809	$11,262	$10,205
1/31/24	$11,270	$12,007	$11,375	$10,177
2/29/24	$11,640	$12,648	$11,713	$10,033
3/31/24	$11,920	$13,055	$11,996	$10,125
4/30/24	$11,520	$12,522	$11,571	$9,870
5/31/24	$11,910	$13,143	$12,013	$10,037
6/30/24	$12,140	$13,614	$12,333	$10,132
7/31/24	$12,220	$13,780	$12,531	$10,369
8/31/24	$12,480	$14,114	$12,792	$10,518
9/30/24	$12,620	$14,416	$13,030	$10,658
10/31/24	$12,450	$14,285	$12,840	$10,394
11/30/24	$12,990	$15,124	$13,377	$10,504
12/31/24	$12,690	$14,763	$13,093	$10,332
1/31/25	$12,940	$15,174	$13,355	$10,387
2/28/25	$12,830	$14,976	$13,344	$10,615
3/31/25	$12,330	$14,132	$12,857	$10,619
4/30/25	$12,380	$14,036	$12,818	$10,661
5/31/25	$12,800	$14,920	$13,310	$10,585
6/30/25	$13,370	$15,679	$13,822	$10,748
7/31/25	$13,650	$16,031	$14,011	$10,719
8/31/25	$13,750	$16,356	$14,254	$10,847
9/30/25	$13,960	$16,953	$14,647	$10,966
10/31/25	$14,300	$17,349	$14,902	$11,034
11/30/25	$14,310	$17,392	$14,958	$11,103
12/31/25	$14,330	$17,403	$14,956	$11,086

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Balanced Allocation VIP Fund	12.92%	10.31%
Standard & Poor’s 500 Index	17.89%	16.31%
Standard & Poor’s 500 (65%)/Bloomberg US Aggregate Bond Index (35%)	14.24%	11.61%
Bloomberg US Aggregate Bond Index	7.31%	2.85%

Performance Inception Date			May 02, 2022
AssetsNet			$ 203,541,353
Holdings Count | Holding			405
Advisory Fees Paid, Amount			$ 1,005,464
InvestmentCompanyPortfolioTurnover			137.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$203,541,353
Total # of Portfolio Holdings	405
Total Advisory Fees Paid	$1,005,464
Portfolio Turnover Rate	137%

Holdings [Text Block]

Portfolio Composition

(% of Total Net Assets)

Value	Value
Equities	63.8
Fixed Income	34.7
Cash/Other Assets and Liabilities	1.5

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	15.2
Agency Mortgage-Backed Securities	9.1
Corporate Bonds & Notes	8.2
Asset-Backed Securities	1.1
Non-Agency Mortgage-Backed Securities	1.0
Exchange-Traded Funds	0.6
Municipals	0.5
Foreign Government	0.3
U.S. Treasury Bills	0.0
Agency Mortgage-Backed Securities TBA Sale Commitments	(1.3)
Cash/Other Assets and Liabilities	1.5
Total	100.0

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	6.0
Alphabet, Inc., Class A	4.8
Microsoft Corp.	4.6
Amazon.com, Inc.	3.2
Apple, Inc.	2.6
Wells Fargo & Co.	2.5
Broadcom, Inc.	2.2
Mastercard, Inc., Class A	1.9
Sempra	1.8
KKR & Co., Inc.	1.7
Total	31.3

Largest Holdings [Text Block]

Equity Sector Allocation

(% of Total Net Assets)

Information Technology	22.4
Consumer Discretionary	9.6
Financials	8.2
Communication Services	6.9
Health Care	6.7
Industrials	3.8
Energy	2.0
Utilities	1.8
Materials	1.5
Real Estate	0.9

Material Fund Change [Text Block]
C000223918
Shareholder Report [Line Items]
Fund Name			Guardian Equity Income VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Equity Income VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Equity Income VIP Fund	$60	0.56%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 60
Expense Ratio, Percent	[8]		0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.76% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  The U.S. stock market delivered another strong year, driven by resilient corporate earnings, easing interest rates, and surging optimism around artificial intelligence (“AI”) stocks.

  Sector allocation, a result of the Fund’s bottom-up stock selection process, drove the Fund’s underperformance relative to the Index. The Fund’s underweight allocation in the communication services sector was partially offset by an overweight in the health care sector.

  Security selection aided relative results for the Fund. Strong security selection in the health care, materials, and financials sectors was partially offset by weak security selection in the communication services, information technology, and industrials sectors.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Equity Income VIP Fund	Russell 1000 Index	Russell 1000 Value Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,340	$9,922	$10,194
6/30/22	$9,570	$9,091	$9,304
7/31/22	$10,090	$9,938	$9,921
8/31/22	$9,820	$9,556	$9,625
9/30/22	$9,080	$8,672	$8,781
10/31/22	$9,990	$9,367	$9,681
11/30/22	$10,660	$9,874	$10,286
12/31/22	$10,260	$9,300	$9,872
1/31/23	$10,610	$9,923	$10,383
2/28/23	$10,200	$9,687	$10,017
3/31/23	$10,100	$9,994	$9,971
4/30/23	$10,280	$10,118	$10,121
5/31/23	$9,880	$10,165	$9,731
6/30/23	$10,470	$10,851	$10,377
7/31/23	$10,870	$11,224	$10,742
8/31/23	$10,580	$11,028	$10,452
9/30/23	$10,180	$10,510	$10,049
10/31/23	$9,890	$10,256	$9,694
11/30/23	$10,490	$11,213	$10,426
12/31/23	$11,020	$11,767	$11,003
1/31/24	$10,770	$11,931	$11,015
2/29/24	$11,010	$12,575	$11,421
3/31/24	$11,540	$12,979	$11,992
4/30/24	$11,190	$12,426	$11,480
5/31/24	$11,580	$13,011	$11,844
6/30/24	$11,450	$13,442	$11,732
7/31/24	$12,010	$13,638	$12,332
8/31/24	$12,320	$13,961	$12,663
9/30/24	$12,490	$14,260	$12,839
10/31/24	$12,370	$14,160	$12,697
11/30/24	$12,880	$15,071	$13,508
12/31/24	$12,130	$14,651	$12,584
1/31/25	$12,630	$15,118	$13,167
2/28/25	$12,760	$14,853	$13,220
3/31/25	$12,630	$13,994	$12,853
4/30/25	$12,200	$13,910	$12,461
5/31/25	$12,510	$14,798	$12,899
6/30/25	$12,890	$15,548	$13,340
7/31/25	$12,880	$15,893	$13,416
8/31/25	$13,390	$16,228	$13,844
9/30/25	$13,440	$16,790	$14,051
10/31/25	$13,350	$17,153	$14,113
11/30/25	$13,810	$17,194	$14,488
12/31/25	$13,920	$17,196	$14,586

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Equity Income VIP Fund	14.76%	9.44%
Russell 1000 Index	17.38%	15.94%
Russell 1000 Value Index	15.92%	10.85%

Performance Inception Date			May 02, 2022
AssetsNet			$ 899,307,418
Holdings Count | Holding			79
Advisory Fees Paid, Amount			$ 3,084,233
InvestmentCompanyPortfolioTurnover			152.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$899,307,418
Total # of Portfolio Holdings	79
Total Advisory Fees Paid	$3,084,233
Portfolio Turnover Rate	152%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	18.7
Health Care	16.6
Industrials	11.3
Consumer Staples	9.4
Information Technology	9.2
Utilities	8.9
Real Estate	6.5
Energy	6.2
Materials	5.4
Consumer Discretionary	5.3
Communication Services	2.1
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Merck & Co., Inc.	2.6
Bank of America Corp.	2.5
UnitedHealth Group, Inc.	2.0
Johnson & Johnson	2.0
Morgan Stanley	1.9
Unilever PLC, ADR	1.8
Cisco Systems, Inc.	1.8
T-Mobile U.S., Inc.	1.7
Keurig Dr. Pepper, Inc.	1.7
PACCAR, Inc.	1.7
Total	19.7

Material Fund Change [Text Block]
C000219767
Shareholder Report [Line Items]
Fund Name			Guardian Select Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Select Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Select Mid Cap Core VIP Fund	$101	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 101
Expense Ratio, Percent	[9]		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 10.34% for the 12 months ended December 31, 2025, compared to the 7.51% return of the Standard & Poor’s MidCap 400® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate determinations and U.S. tariff policy was a drag on sentiment across U.S. equity markets at times during the period.

  Security selection was the primary contributor to the Fund’s performance relative to the Index, with stock picking in the information technology sector coming in as the largest contributor for the period. The financials and consumer discretionary sectors were also among the top performing sectors for the Fund.

  The Fund strategically favored investments in high-quality businesses capable of delivering growth through strong market positions, idiosyncratic drivers or cyclical recovery.

  The Fund’s holdings in the industrials sector detracted from its relative performance, with security selection within the sector as the primary factor. Security selection in the materials and energy sectors also detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Select Mid Cap Core VIP Fund	Russell 3000 Index	Standard & Poor's MidCap 400 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,947
12/31/21	$9,490	$9,905	$9,654
1/31/22	$9,280	$9,689	$9,413
2/28/22	$9,450	$9,445	$9,518
3/31/22	$9,770	$9,752	$9,650
4/30/22	$9,170	$8,876	$8,964
5/31/22	$9,190	$8,864	$9,031
6/30/22	$8,220	$8,123	$8,162
7/31/22	$9,040	$8,885	$9,048
8/31/22	$8,580	$8,553	$8,767
9/30/22	$7,790	$7,760	$7,961
10/31/22	$8,550	$8,397	$8,799
11/30/22	$9,050	$8,835	$9,337
12/31/22	$8,650	$8,318	$8,820
1/31/23	$9,540	$8,890	$9,634
2/28/23	$9,330	$8,683	$9,459
3/31/23	$9,070	$8,915	$9,155
4/30/23	$9,010	$9,010	$9,084
5/31/23	$8,690	$9,045	$8,794
6/30/23	$9,430	$9,662	$9,600
7/31/23	$9,840	$10,009	$9,996
8/31/23	$9,470	$9,816	$9,707
9/30/23	$8,960	$9,348	$9,196
10/31/23	$8,520	$9,100	$8,705
11/30/23	$9,210	$9,949	$9,446
12/31/23	$10,060	$10,477	$10,269
1/31/24	$9,870	$10,593	$10,094
2/29/24	$10,480	$11,166	$10,693
3/31/24	$10,960	$11,526	$11,292
4/30/24	$10,290	$11,019	$10,612
5/31/24	$10,760	$11,540	$11,078
6/30/24	$10,510	$11,897	$10,903
7/31/24	$11,150	$12,118	$11,536
8/31/24	$11,120	$12,382	$11,527
9/30/24	$11,310	$12,638	$11,660
10/31/24	$11,150	$12,545	$11,577
11/30/24	$12,190	$13,380	$12,597
12/31/24	$11,310	$12,971	$11,700
1/31/25	$11,920	$13,380	$12,150
2/28/25	$11,450	$13,124	$11,622
3/31/25	$10,790	$12,358	$10,986
4/30/25	$10,580	$12,275	$10,739
5/31/25	$11,180	$13,054	$11,318
6/30/25	$11,660	$13,717	$11,723
7/31/25	$11,770	$14,019	$11,913
8/31/25	$12,030	$14,343	$12,318
9/30/25	$12,080	$14,838	$12,374
10/31/25	$12,140	$15,156	$12,316
11/30/25	$12,480	$15,198	$12,568
12/31/25	$12,480	$15,195	$12,578

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Select Mid Cap Core VIP Fund	10.34%	5.43%
Russell 3000 Index	17.16%	10.52%
Standard & Poor's MidCap 400 Index	7.51%	5.63%

Performance Inception Date			Oct. 25, 2021
AssetsNet			$ 170,435,184
Holdings Count | Holding			206
Advisory Fees Paid, Amount			$ 937,228
InvestmentCompanyPortfolioTurnover			60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$170,435,184
Total # of Portfolio Holdings	206
Total Advisory Fees Paid	$937,228
Portfolio Turnover Rate	60%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	23.8
Financials	16.6
Information Technology	14.2
Consumer Discretionary	11.4
Health Care	8.9
Real Estate	6.5
Materials	4.5
Consumer Staples	4.3
Energy	4.1
Utilities	3.4
Communication Services	1.5
Cash/Other Assets and Liabilities	0.8
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Coherent Corp.	2.1
XPO, Inc.	1.5
Ciena Corp.	1.4
WESCO International, Inc.	1.4
Bancorp, Inc.	1.4
ITT, Inc.	1.3
Twilio, Inc., Class A	1.3
Flowserve Corp.	1.3
Carpenter Technology Corp.	1.2
Somnigroup International, Inc.	1.1
Total	14.0

Material Fund Change [Text Block]
C000219768
Shareholder Report [Line Items]
Fund Name			Guardian Small-Mid Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Small-Mid Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small-Mid Cap Core VIP Fund	$103	1.02%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 103
Expense Ratio, Percent	[10]		1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 1.56% for the 12 months ended December 31, 2025, compared to the 11.92% return of the Russell 2500® Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  2025 was marked by significant macro uncertainty, including trade disruptions driven by U.S. tariff policy and shifting sentiment around artificial intelligence (“AI”), which contributed to significant shifts in market leadership. Despite these headwinds, the Fund maintained a disciplined approach, emphasizing diversification and long-term positioning, even as market narratives evolved rapidly throughout the reporting period.

  The Fund faced a challenging landscape and ultimately lagged the Index, as persistent weakness in the information technology (“IT”) sector weighed heavily on the Fund’s performance.

  While sector allocation offered a modest offset to the Fund’s underperformance relative to the Index, negative stock selection across several segments including IT, health care and materials sectors proved difficult to overcome and detracted from the Fund’s performance. The energy and the utilities sectors also detracted from Fund’s performance. However, security selection in the consumer discretionary sector along with an underweight in the consumer staples sector were the largest contributors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Small-Mid Cap Core VIP Fund	Russell 3000 Index	Russell 2500 Index
10/25/21	$10,000	$10,000	$10,000
11/30/21	$9,880	$10,058	$9,938
12/31/21	$9,590	$9,905	$9,524
1/31/22	$9,300	$9,689	$9,017
2/28/22	$9,170	$9,445	$9,119
3/31/22	$9,280	$9,752	$9,264
4/30/22	$8,630	$8,876	$8,474
5/31/22	$8,510	$8,864	$8,503
6/30/22	$7,840	$8,123	$7,691
7/31/22	$8,540	$8,885	$8,486
8/31/22	$8,270	$8,553	$8,261
9/30/22	$7,530	$7,760	$7,474
10/31/22	$8,060	$8,397	$8,191
11/30/22	$8,640	$8,835	$8,537
12/31/22	$8,330	$8,318	$8,029
1/31/23	$9,240	$8,890	$8,832
2/28/23	$9,090	$8,683	$8,625
3/31/23	$8,850	$8,915	$8,301
4/30/23	$8,740	$9,010	$8,193
5/31/23	$8,370	$9,045	$8,049
6/30/23	$9,040	$9,662	$8,735
7/31/23	$9,400	$10,009	$9,169
8/31/23	$9,190	$9,816	$8,809
9/30/23	$8,620	$9,348	$8,317
10/31/23	$8,040	$9,100	$7,812
11/30/23	$8,830	$9,949	$8,515
12/31/23	$9,660	$10,477	$9,428
1/31/24	$9,500	$10,593	$9,181
2/29/24	$10,030	$11,166	$9,681
3/31/24	$10,330	$11,526	$10,080
4/30/24	$9,480	$11,019	$9,405
5/31/24	$9,910	$11,540	$9,796
6/30/24	$9,760	$11,897	$9,650
7/31/24	$10,390	$12,118	$10,366
8/31/24	$10,410	$12,382	$10,340
9/30/24	$10,460	$12,638	$10,494
10/31/24	$10,170	$12,545	$10,396
11/30/24	$11,080	$13,380	$11,420
12/31/24	$10,270	$12,971	$10,559
1/31/25	$10,610	$13,380	$10,933
2/28/25	$9,940	$13,124	$10,420
3/31/25	$9,370	$12,358	$9,767
4/30/25	$9,120	$12,275	$9,565
5/31/25	$9,700	$13,054	$10,138
6/30/25	$10,160	$13,717	$10,605
7/31/25	$10,070	$14,019	$10,810
8/31/25	$10,300	$14,343	$11,378
9/30/25	$10,170	$14,838	$11,560
10/31/25	$10,130	$15,156	$11,637
11/30/25	$10,410	$15,198	$11,806
12/31/25	$10,430	$15,195	$11,816

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Small-Mid Cap Core VIP Fund	1.56%	1.01%
Russell 3000 Index	17.16%	10.52%
Russell 2500 Index	11.92%	4.07%

Performance Inception Date			Oct. 25, 2021
AssetsNet			$ 215,330,231
Holdings Count | Holding			73
Advisory Fees Paid, Amount			$ 1,430,553
InvestmentCompanyPortfolioTurnover			72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$215,330,231
Total # of Portfolio Holdings	73
Total Advisory Fees Paid	$1,430,553
Portfolio Turnover Rate	72%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	23.9
Financials	19.3
Information Technology	15.9
Consumer Discretionary	12.7
Health Care	11.8
Materials	7.6
Real Estate	4.1
Energy	2.6
Communication Services	1.5
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Marvell Technology, Inc.	2.6
Bio-Rad Laboratories, Inc., Class A	2.1
ON Semiconductor Corp.	1.8
Regal Rexnord Corp.	1.8
Allient, Inc.	1.8
Revolve Group, Inc.	1.8
Herc Holdings, Inc.	1.8
API Group Corp.	1.8
Toll Brothers, Inc.	1.7
Azenta, Inc.	1.7
Total	18.9

Material Fund Change [Text Block]
C000219769
Shareholder Report [Line Items]
Fund Name			Guardian Strategic Large Cap Core VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Strategic Large Cap Core VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Strategic Large Cap Core VIP Fund	$97	0.92%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 97
Expense Ratio, Percent	[11]		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 11.76% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  During the reporting period, equity market volatility was higher than historical norms, especially for non-artificial intelligence (“AI”) companies. Much of this was due to changes in market structure, but also partly due to a softening macro backdrop, particularly in consumer-facing stocks.

  Security selection within the technology and financials sectors detracted, while security selection within the consumer staples and healthcare sectors contributed to the Fund’s performance.

  An underweight to the consumer staples and real estate sectors contributed to the Fund’s performance, while an underweight to the communication services sector and an overweight to the industrials sector detracted.

  Strategic changes to the Fund’s portfolio holdings centered on adding high-quality companies with strong cash flow, reducing exposure to higher-risk investments, and taking profits from expensive stocks while increasing exposure to stocks with attractive valuations.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Strategic Large Cap Core VIP Fund	Standard & Poor’s 500 Index
10/25/21	$10,000	$10,000
11/30/21	$10,010	$10,087
12/31/21	$9,820	$10,017
1/31/22	$9,850	$9,924
2/28/22	$9,570	$9,627
3/31/22	$9,910	$9,985
4/30/22	$9,300	$9,114
5/31/22	$9,390	$9,131
6/30/22	$8,900	$8,377
7/31/22	$9,400	$9,150
8/31/22	$9,090	$8,776
9/30/22	$8,400	$7,968
10/31/22	$9,140	$8,613
11/30/22	$9,620	$9,095
12/31/22	$9,280	$8,571
1/31/23	$9,530	$9,109
2/28/23	$9,260	$8,887
3/31/23	$9,610	$9,213
4/30/23	$9,870	$9,357
5/31/23	$9,910	$9,398
6/30/23	$10,380	$10,019
7/31/23	$10,590	$10,340
8/31/23	$10,520	$10,176
9/30/23	$10,120	$9,691
10/31/23	$10,130	$9,487
11/30/23	$10,880	$10,353
12/31/23	$11,150	$10,824
1/31/24	$11,490	$11,005
2/29/24	$11,830	$11,593
3/31/24	$12,120	$11,966
4/30/24	$11,660	$11,477
5/31/24	$12,100	$12,046
6/30/24	$12,580	$12,479
7/31/24	$12,810	$12,631
8/31/24	$13,110	$12,937
9/30/24	$13,270	$13,213
10/31/24	$13,140	$13,093
11/30/24	$13,680	$13,862
12/31/24	$13,350	$13,532
1/31/25	$13,690	$13,908
2/28/25	$13,710	$13,727
3/31/25	$13,210	$12,953
4/30/25	$13,170	$12,866
5/31/25	$13,760	$13,675
6/30/25	$14,260	$14,371
7/31/25	$14,360	$14,693
8/31/25	$14,520	$14,991
9/30/25	$14,950	$15,538
10/31/25	$14,980	$15,902
11/30/25	$15,060	$15,941
12/31/25	$14,920	$15,951

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 10/25/21
Guardian Strategic Large Cap Core VIP Fund	11.76%	10.03%
Standard & Poor’s 500 Index	17.89%	11.81%

Performance Inception Date			Oct. 25, 2021
AssetsNet			$ 192,533,446
Holdings Count | Holding			74
Advisory Fees Paid, Amount			$ 1,069,745
InvestmentCompanyPortfolioTurnover			43.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$192,533,446
Total # of Portfolio Holdings	74
Total Advisory Fees Paid	$1,069,745
Portfolio Turnover Rate	43%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	31.7
Financials	14.8
Health Care	12.5
Industrials	10.8
Consumer Discretionary	9.2
Communication Services	9.1
Consumer Staples	4.1
Utilities	4.1
Energy	1.7
Real Estate	1.3
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Microsoft Corp.	8.0
Alphabet, Inc., Class C	6.1
Apple, Inc.	5.4
NVIDIA Corp.	4.8
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.5
Visa, Inc., Class A	2.3
McKesson Corp.	2.0
Merck & Co., Inc.	1.9
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9
Total	39.7

Material Fund Change [Text Block]
C000169894
Shareholder Report [Line Items]
Fund Name			Guardian Integrated Research VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Integrated Research VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Integrated Research VIP Fund	$91	0.85%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 91
Expense Ratio, Percent	[12]		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 14.65% for the 12 months ended December 31, 2025, compared to the Standard & Poor’s 500® Index (the “Index”), which returned 17.89% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The Fund’s performance relative to the Index was driven by weak security selection. Selection in the information technology (“IT”), consumer discretionary, and health care sectors was partially offset by strong selection in the industrials, financials, and real estate sectors.

  Sector allocation contributed to relative results. The Fund’s overweight allocation in the communication services sector and an underweight in the real estate sector positively contributed most to the Fund’s performance, which was partially offset by the Fund’s overweight in the consumer discretionary sector and an underweight in the financials sector.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Integrated Research VIP Fund	Standard & Poor’s 500 Index
9/1/16	$10,000	$10,000
10/31/16	$9,990	$10,002
11/30/16	$9,860	$9,820
12/31/16	$10,090	$10,183
1/31/17	$10,460	$10,582
2/28/17	$10,890	$11,002
3/31/17	$10,840	$11,015
4/30/17	$10,890	$11,128
5/31/17	$11,020	$11,284
6/30/17	$11,100	$11,355
7/31/17	$11,290	$11,588
8/31/17	$11,290	$11,624
9/30/17	$11,530	$11,864
10/31/17	$11,770	$12,140
11/30/17	$12,140	$12,513
12/31/17	$12,280	$12,652
1/31/18	$12,930	$13,376
2/28/18	$12,390	$12,883
3/31/18	$12,040	$12,556
4/30/18	$12,110	$12,604
5/31/18	$12,360	$12,907
6/30/18	$12,350	$12,987
7/31/18	$12,800	$13,470
8/31/18	$13,220	$13,909
9/30/18	$13,290	$13,988
10/31/18	$12,330	$13,032
11/30/18	$12,480	$13,298
12/31/18	$11,260	$12,097
1/31/19	$12,260	$13,067
2/28/19	$12,590	$13,486
3/31/19	$12,650	$13,748
4/30/19	$13,100	$14,305
5/31/19	$12,180	$13,396
6/30/19	$12,990	$14,340
7/31/19	$13,240	$14,546
8/31/19	$12,900	$14,315
9/30/19	$13,200	$14,583
10/31/19	$13,390	$14,899
11/30/19	$13,870	$15,440
12/31/19	$14,310	$15,906
1/31/20	$14,460	$15,900
2/29/20	$13,350	$14,591
3/31/20	$11,830	$12,789
4/30/20	$13,360	$14,428
5/31/20	$13,920	$15,115
6/30/20	$14,210	$15,416
7/31/20	$14,910	$16,285
8/31/20	$15,940	$17,456
9/30/20	$15,300	$16,793
10/31/20	$14,800	$16,346
11/30/20	$16,390	$18,135
12/31/20	$17,060	$18,833
1/31/21	$16,910	$18,642
2/28/21	$17,430	$19,157
3/31/21	$18,370	$19,995
4/30/21	$19,360	$21,063
5/31/21	$19,520	$21,210
6/30/21	$19,940	$21,705
7/31/21	$20,280	$22,220
8/31/21	$20,950	$22,896
9/30/21	$19,760	$21,831
10/31/21	$21,160	$23,361
11/30/21	$20,930	$23,199
12/31/21	$21,860	$24,239
1/31/22	$20,730	$22,984
2/28/22	$19,890	$22,296
3/31/22	$20,370	$23,124
4/30/22	$18,590	$21,107
5/31/22	$18,640	$21,146
6/30/22	$17,090	$19,401
7/31/22	$18,590	$21,190
8/31/22	$17,890	$20,325
9/30/22	$16,290	$18,453
10/31/22	$17,390	$19,947
11/30/22	$18,260	$21,062
12/31/22	$17,240	$19,849
1/31/23	$18,250	$21,096
2/28/23	$17,670	$20,581
3/31/23	$18,370	$21,337
4/30/23	$18,650	$21,670
5/31/23	$18,730	$21,764
6/30/23	$19,810	$23,202
7/31/23	$20,400	$23,947
8/31/23	$20,100	$23,566
9/30/23	$19,100	$22,443
10/31/23	$18,890	$21,971
11/30/23	$20,490	$23,977
12/31/23	$21,430	$25,066
1/31/24	$22,030	$25,488
2/29/24	$23,440	$26,849
3/31/24	$24,100	$27,712
4/30/24	$23,220	$26,581
5/31/24	$24,190	$27,899
6/30/24	$25,080	$28,900
7/31/24	$25,030	$29,251
8/31/24	$25,750	$29,961
9/30/24	$26,200	$30,601
10/31/24	$25,910	$30,323
11/30/24	$27,390	$32,103
12/31/24	$26,970	$31,338
1/31/25	$27,710	$32,211
2/28/25	$27,110	$31,790
3/31/25	$25,420	$29,999
4/30/25	$25,260	$29,796
5/31/25	$26,930	$31,671
6/30/25	$28,230	$33,282
7/31/25	$29,110	$34,029
8/31/25	$29,420	$34,719
9/30/25	$30,310	$35,986
10/31/25	$30,880	$36,828
11/30/25	$31,020	$36,919
12/31/25	$30,920	$36,941

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Integrated Research VIP Fund	14.65%	12.63%	12.85%
Standard & Poor’s 500 Index	17.89%	14.43%	15.03%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 244,508,377
Holdings Count | Holding			71
Advisory Fees Paid, Amount			$ 1,245,115
InvestmentCompanyPortfolioTurnover			34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$244,508,377
Total # of Portfolio Holdings	71
Total Advisory Fees Paid	$1,245,115
Portfolio Turnover Rate	34%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	33.7
Financials	12.7
Communication Services	12.1
Industrials	10.2
Consumer Discretionary	10.1
Health Care	8.5
Consumer Staples	4.0
Energy	2.9
Utilities	2.4
Materials	1.9
Real Estate	1.3
Cash/Other Assets and Liabilities	0.2
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	8.6
Apple, Inc.	7.5
Microsoft Corp.	7.1
Alphabet, Inc., Class A	6.5
Amazon.com, Inc.	5.1
Broadcom, Inc.	3.4
Meta Platforms, Inc., Class A	2.8
JPMorgan Chase & Co.	2.4
Eli Lilly & Co.	2.4
Mastercard, Inc., Class A	2.0
Total	47.8

Material Fund Change [Text Block]
C000169891
Shareholder Report [Line Items]
Fund Name			Guardian International Equity VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian International Equity VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Equity VIP Fund	$129	1.14%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 129
Expense Ratio, Percent	[13]		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 27.11% for the 12 months ended December 31, 2025, compared to the 31.25% return of the MSCI® EAFE® Index (the “Index”), for the same period.

  In 2025, international equities, supported by stronger overseas fundamentals and a resilient global economy, outperformed U.S. equities. U.S. equities faced greater headwinds from policy, fiscal, and geopolitical concerns. Artificial intelligence (“AI”) investment booms were prominent drivers globally, but the market was dominated by sentiment, headlines, and thematic rotations, with less focus on earnings quality and fundamentals.

  This environment proved challenging for the Fund, which faced challenges from a value-led, low-quality rally and in markets driven more by macro sentiment than fundamentals. Both factors contributed to the Fund’s relative underperformance compared to the Index, although fundamentals are expected to prevail over the longer term.

  The main detractors from the Fund’s performance were security selection in the industrials and consumer staples sectors. However, investments in the materials and financials sectors contributed positively to Fund performance. Regionally, the Fund underperformed in the U.K. and Japan, but performed well in the Pacific ex-Japan and Continental Europe regions.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian International Equity VIP Fund	MSCI EAFE Index
9/1/16	$10,000	$10,000
10/31/16	$10,110	$10,069
11/30/16	$9,670	$9,863
12/31/16	$9,460	$9,666
1/31/17	$9,760	$10,287
2/28/17	$9,870	$10,434
3/31/17	$10,150	$10,721
4/30/17	$10,460	$10,994
5/31/17	$10,850	$11,397
6/30/17	$10,790	$11,377
7/31/17	$11,140	$11,705
8/31/17	$11,100	$11,701
9/30/17	$11,300	$11,992
10/31/17	$11,470	$12,174
11/30/17	$11,660	$12,302
12/31/17	$11,800	$12,499
1/31/18	$12,390	$13,126
2/28/18	$11,720	$12,534
3/31/18	$11,740	$12,308
4/30/18	$11,620	$12,589
5/31/18	$11,450	$12,306
6/30/18	$11,300	$12,156
7/31/18	$11,480	$12,455
8/31/18	$11,260	$12,214
9/30/18	$11,380	$12,320
10/31/18	$10,530	$11,340
11/30/18	$10,510	$11,325
12/31/18	$10,010	$10,776
1/31/19	$10,570	$11,484
2/28/19	$10,930	$11,777
3/31/19	$11,020	$11,851
4/30/19	$11,340	$12,184
5/31/19	$10,960	$11,599
6/30/19	$11,580	$12,287
7/31/19	$11,350	$12,131
8/31/19	$11,110	$11,817
9/30/19	$11,400	$12,155
10/31/19	$11,640	$12,592
11/30/19	$11,720	$12,734
12/31/19	$12,150	$13,148
1/31/20	$11,920	$12,873
2/29/20	$11,040	$11,709
3/31/20	$9,290	$10,147
4/30/20	$9,840	$10,802
5/31/20	$10,360	$11,272
6/30/20	$10,640	$11,656
7/31/20	$11,080	$11,928
8/31/20	$11,660	$12,541
9/30/20	$11,410	$12,215
10/31/20	$10,910	$11,728
11/30/20	$12,520	$13,546
12/31/20	$13,160	$14,175
1/31/21	$12,860	$14,024
2/28/21	$13,050	$14,339
3/31/21	$13,390	$14,669
4/30/21	$13,810	$15,110
5/31/21	$14,140	$15,603
6/30/21	$13,840	$15,427
7/31/21	$13,930	$15,543
8/31/21	$14,280	$15,817
9/30/21	$13,840	$15,358
10/31/21	$14,170	$15,736
11/30/21	$13,370	$15,004
12/31/21	$13,870	$15,772
1/31/22	$13,330	$15,010
2/28/22	$12,770	$14,744
3/31/22	$12,660	$14,839
4/30/22	$11,800	$13,879
5/31/22	$11,950	$13,983
6/30/22	$10,820	$12,686
7/31/22	$11,330	$13,318
8/31/22	$10,590	$12,685
9/30/22	$9,560	$11,499
10/31/22	$10,190	$12,117
11/30/22	$11,580	$13,482
12/31/22	$11,390	$13,493
1/31/23	$12,400	$14,585
2/28/23	$12,040	$14,281
3/31/23	$12,430	$14,635
4/30/23	$12,680	$15,048
5/31/23	$12,300	$14,411
6/30/23	$12,780	$15,067
7/31/23	$13,020	$15,555
8/31/23	$12,410	$14,959
9/30/23	$11,950	$14,448
10/31/23	$11,620	$13,862
11/30/23	$12,560	$15,149
12/31/23	$13,160	$15,953
1/31/24	$13,090	$16,045
2/29/24	$13,530	$16,339
3/31/24	$13,900	$16,876
4/30/24	$13,610	$16,444
5/31/24	$14,170	$17,081
6/30/24	$13,940	$16,805
7/31/24	$14,350	$17,298
8/31/24	$14,820	$17,861
9/30/24	$14,890	$18,026
10/31/24	$14,090	$17,046
11/30/24	$13,980	$16,949
12/31/24	$13,720	$16,563
1/31/25	$14,420	$17,434
2/28/25	$14,810	$17,772
3/31/25	$14,620	$17,700
4/30/25	$15,160	$18,511
5/31/25	$15,880	$19,358
6/30/25	$16,160	$19,784
7/31/25	$15,620	$19,507
8/31/25	$16,270	$20,338
9/30/25	$16,700	$20,728
10/31/25	$17,000	$20,971
11/30/25	$17,070	$21,102
12/31/25	$17,440	$21,735

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Equity VIP Fund	27.11%	5.79%	6.14%
MSCI EAFE Index	31.25%	8.93%	8.68%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 203,820,658
Holdings Count | Holding			98
Advisory Fees Paid, Amount			$ 1,604,467
InvestmentCompanyPortfolioTurnover			33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$203,820,658
Total # of Portfolio Holdings	98
Total Advisory Fees Paid	$1,604,467
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	22.6
Health Care	15.8
Industrials	15.8
Consumer Discretionary	13.2
Information Technology	11.6
Consumer Staples	7.3
Communication Services	4.9
Materials	3.0
Utilities	2.3
Energy	2.1
Real Estate	0.7
Cash/Other Assets and Liabilities	0.7
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	46.2
Asia-Pacific	28.2
United Kingdom	21.5
North America	3.4
Cash/Other Assets and Liabilities	0.7
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Roche Holding AG (Switzerland)	2.9
ASML Holding NV (Netherlands)	2.6
AstraZeneca PLC (United Kingdom)	2.5
Banco Bilbao Vizcaya Argentaria SA (Spain)	2.4
SAP SE (Germany)	2.3
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
Shell PLC (United Kingdom)	2.1
Allianz SE (Germany)	2.0
Cie Financiere Richemont SA, Class A (Switzerland)	1.7
Sony Group Corp. (Japan)	1.7
Total	22.5

Material Fund Change [Text Block]
C000169900
Shareholder Report [Line Items]
Fund Name			Guardian International Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian International Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian International Growth VIP Fund	$126	1.16%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 126
Expense Ratio, Percent	[14]		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.97%, for the 12 months ended December 31, 2025, compared to the 20.77% return of the MSCI® EAFE® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the MSCI® EAFE® Index, returned 31.25% for the same period.

  Eurozone and Japan equities reached valuation highs during 2025. The impact of European fiscal stimulus is expected to become more visible, and reforms to the Tokyo Stock Exchange should continue to benefit investors.

  Security selection in aerospace and defense companies within the industrial sector, which benefited from European fiscal stimulus, contributed to the Fund’s performance. Additionally, investments in semiconductors in the latter half of the 2025 contributed to the Fund’s performance. Defensive sectors like healthcare and consumer staples generally performed poorly.

  Security selection in the information technology (“IT”) and industrials sectors contributed to the Fund’s performance relative to the Index. Security selection in the consumer staples and communication services sectors detracted.

  From a regional perspective, security selection in Continental Europe and a combination of stock selection and sector allocation in the Pacific Rim also contributed to the Fund’s performance. Security selection in the United Kingdom and Japan detracted.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian International Growth VIP Fund	MSCI EAFE Index	MSCI EAFE Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,100	$10,069	$10,098
11/30/16	$9,720	$9,863	$9,663
12/31/16	$9,440	$9,666	$9,333
1/31/17	$10,020	$10,287	$9,861
2/28/17	$10,190	$10,434	$10,080
3/31/17	$10,570	$10,721	$10,353
4/30/17	$11,030	$10,994	$10,664
5/31/17	$11,590	$11,397	$11,204
6/30/17	$11,450	$11,377	$11,131
7/31/17	$11,800	$11,705	$11,401
8/31/17	$11,930	$11,701	$11,464
9/30/17	$12,170	$11,992	$11,681
10/31/17	$12,490	$12,174	$11,947
11/30/17	$12,550	$12,302	$12,090
12/31/17	$12,610	$12,499	$12,293
1/31/18	$13,260	$13,126	$12,863
2/28/18	$12,590	$12,534	$12,313
3/31/18	$12,500	$12,308	$12,165
4/30/18	$12,260	$12,589	$12,348
5/31/18	$12,290	$12,306	$12,323
6/30/18	$12,120	$12,156	$12,178
7/31/18	$12,290	$12,455	$12,430
8/31/18	$12,080	$12,214	$12,395
9/30/18	$11,920	$12,320	$12,364
10/31/18	$10,740	$11,340	$11,225
11/30/18	$10,800	$11,325	$11,259
12/31/18	$10,240	$10,776	$10,716
1/31/19	$10,800	$11,484	$11,407
2/28/19	$11,270	$11,777	$11,800
3/31/19	$11,610	$11,851	$12,007
4/30/19	$12,090	$12,184	$12,400
5/31/19	$11,530	$11,599	$11,920
6/30/19	$12,400	$12,287	$12,695
7/31/19	$12,210	$12,131	$12,649
8/31/19	$12,210	$11,817	$12,495
9/30/19	$12,300	$12,155	$12,638
10/31/19	$12,750	$12,592	$13,090
11/30/19	$12,950	$12,734	$13,325
12/31/19	$13,530	$13,148	$13,706
1/31/20	$13,330	$12,873	$13,627
2/29/20	$12,560	$11,709	$12,451
3/31/20	$11,460	$10,147	$11,306
4/30/20	$12,270	$10,802	$12,143
5/31/20	$13,190	$11,272	$12,807
6/30/20	$13,950	$11,656	$13,222
7/31/20	$14,780	$11,928	$13,815
8/31/20	$15,460	$12,541	$14,430
9/30/20	$15,350	$12,215	$14,336
10/31/20	$14,890	$11,728	$13,768
11/30/20	$16,400	$13,546	$15,459
12/31/20	$17,340	$14,175	$16,213
1/31/21	$17,180	$14,024	$15,993
2/28/21	$17,040	$14,339	$15,938
3/31/21	$16,990	$14,669	$16,121
4/30/21	$17,770	$15,110	$16,800
5/31/21	$18,290	$15,603	$17,309
6/30/21	$18,390	$15,427	$17,317
7/31/21	$18,970	$15,543	$17,615
8/31/21	$19,600	$15,817	$18,030
9/30/21	$18,420	$15,358	$17,329
10/31/21	$19,200	$15,736	$17,896
11/30/21	$18,590	$15,004	$17,290
12/31/21	$19,210	$15,772	$18,037
1/31/22	$17,030	$15,010	$16,144
2/28/22	$16,190	$14,744	$15,786
3/31/22	$16,040	$14,839	$15,883
4/30/22	$14,450	$13,879	$14,612
5/31/22	$14,360	$13,983	$14,442
6/30/22	$13,270	$12,686	$13,202
7/31/22	$14,330	$13,318	$14,248
8/31/22	$13,270	$12,685	$13,384
9/30/22	$12,050	$11,499	$12,081
10/31/22	$12,490	$12,117	$12,603
11/30/22	$14,310	$13,482	$14,057
12/31/22	$13,780	$13,493	$13,899
1/31/23	$15,030	$14,585	$15,079
2/28/23	$14,420	$14,281	$14,657
3/31/23	$15,300	$14,635	$15,440
4/30/23	$15,660	$15,048	$15,815
5/31/23	$15,300	$14,411	$15,327
6/30/23	$15,740	$15,067	$15,869
7/31/23	$15,950	$15,555	$16,180
8/31/23	$15,120	$14,959	$15,421
9/30/23	$14,260	$14,448	$14,497
10/31/23	$13,900	$13,862	$13,962
11/30/23	$15,190	$15,149	$15,457
12/31/23	$16,010	$15,953	$16,342
1/31/24	$16,080	$16,045	$16,535
2/29/24	$16,760	$16,339	$17,094
3/31/24	$17,230	$16,876	$17,491
4/30/24	$16,440	$16,444	$16,797
5/31/24	$17,240	$17,081	$17,437
6/30/24	$17,230	$16,805	$17,359
7/31/24	$17,430	$17,298	$17,573
8/31/24	$18,170	$17,861	$18,266
9/30/24	$18,180	$18,026	$18,345
10/31/24	$17,150	$17,046	$17,212
11/30/24	$17,400	$16,949	$17,150
12/31/24	$16,860	$16,563	$16,676
1/31/25	$17,760	$17,434	$17,578
2/28/25	$17,960	$17,772	$17,601
3/31/25	$17,450	$17,700	$17,031
4/30/25	$18,170	$18,511	$17,909
5/31/25	$19,190	$19,358	$18,837
6/30/25	$19,660	$19,784	$19,337
7/31/25	$18,890	$19,507	$18,756
8/31/25	$19,290	$20,338	$19,282
9/30/25	$19,780	$20,728	$19,769
10/31/25	$20,220	$20,971	$20,084
11/30/25	$19,850	$21,102	$19,789
12/31/25	$19,890	$21,735	$20,137

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian International Growth VIP Fund	17.97%	2.78%	7.64%
MSCI EAFE Index	31.25%	8.93%	8.68%
MSCI EAFE Growth Index	20.77%	4.43%	7.79%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 68,412,043
Holdings Count | Holding			69
Advisory Fees Paid, Amount			$ 477,247
InvestmentCompanyPortfolioTurnover			57.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$68,412,043
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$477,247
Portfolio Turnover Rate	57%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	30.7
Consumer Discretionary	17.1
Information Technology	15.4
Financials	13.1
Health Care	10.6
Materials	4.5
Communication Services	3.2
Consumer Staples	2.9
Utilities	1.2
Cash/Other Assets and Liabilities	1.3
Total	100.0

Geographic Region/Country Allocation

(% of Total Net Assets)

Europe	45.6
Asia-Pacific	31.9
United Kingdom	20.4
North America	0.8
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Safran SA (France)	4.2
AstraZeneca PLC (United Kingdom)	3.9
ASML Holding NV (Netherlands)	3.3
Sony Group Corp. (Japan)	3.0
Air Liquide SA (France)	2.9
Rolls-Royce Holdings PLC (United Kingdom)	2.9
Hitachi Ltd. (Japan)	2.9
Cie Financiere Richemont SA, Class A (Switzerland)	2.8
Schneider Electric SE (France)	2.4
DBS Group Holdings Ltd. (Singapore)	2.3
Total	30.6

Material Fund Change [Text Block]
C000169893
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Large Cap Disciplined Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Growth VIP Fund	$94	0.87%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 94
Expense Ratio, Percent	[15]		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 16.95% for the 12 months ended December 31, 2025, compared to the 18.57% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  U.S. equities rose in 2025 amidst a macroeconomic environment shaped by resilient corporate earnings, falling interest rates and inflation, and surging optimism around artificial intelligence (“AI”).

  The Fund’s performance relative to the Index was driven by weak security selection. Security selection in the information technology (“IT”), consumer discretionary, and real estate sectors was partially offset by strong security selection in the communications services, industrials, and consumer staples sectors.

  Sector allocation contributed to the Fund’s performance. The Fund’s underweight allocation to the consumer discretionary sector and an overweight to the communication services sector contributed to the Fund’s performance, which was partially offset by the Fund’s underweight in the consumer staples sector and an overweight in the materials sector.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Disciplined Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$9,960	$10,006	$10,021
11/30/16	$9,710	$9,811	$9,786
12/31/16	$9,820	$10,197	$9,999
1/31/17	$10,220	$10,598	$10,464
2/28/17	$10,640	$11,008	$10,898
3/31/17	$10,770	$11,015	$11,024
4/30/17	$11,040	$11,131	$11,276
5/31/17	$11,390	$11,274	$11,570
6/30/17	$11,270	$11,352	$11,539
7/31/17	$11,590	$11,577	$11,846
8/31/17	$11,700	$11,613	$12,063
9/30/17	$11,730	$11,861	$12,220
10/31/17	$12,210	$12,133	$12,693
11/30/17	$12,560	$12,503	$13,079
12/31/17	$12,670	$12,642	$13,181
1/31/18	$13,630	$13,336	$14,114
2/28/18	$13,320	$12,846	$13,744
3/31/18	$13,020	$12,555	$13,367
4/30/18	$12,940	$12,597	$13,414
5/31/18	$13,560	$12,919	$14,002
6/30/18	$13,780	$13,003	$14,137
7/31/18	$14,120	$13,451	$14,552
8/31/18	$14,930	$13,915	$15,347
9/30/18	$14,990	$13,968	$15,433
10/31/18	$13,530	$12,979	$14,053
11/30/18	$13,720	$13,243	$14,202
12/31/18	$12,520	$12,037	$12,981
1/31/19	$13,820	$13,046	$14,148
2/28/19	$14,420	$13,488	$14,654
3/31/19	$14,710	$13,723	$15,071
4/30/19	$15,520	$14,277	$15,752
5/31/19	$14,550	$13,367	$14,757
6/30/19	$15,510	$14,305	$15,771
7/31/19	$15,820	$14,527	$16,127
8/31/19	$15,470	$14,261	$16,003
9/30/19	$15,650	$14,509	$16,005
10/31/19	$16,100	$14,816	$16,456
11/30/19	$16,930	$15,376	$17,186
12/31/19	$17,470	$15,820	$17,705
1/31/20	$17,870	$15,837	$18,101
2/29/20	$16,530	$14,543	$16,868
3/31/20	$14,790	$12,621	$15,209
4/30/20	$16,990	$14,289	$17,459
5/31/20	$18,160	$15,043	$18,631
6/30/20	$18,910	$15,375	$19,442
7/31/20	$20,190	$16,276	$20,938
8/31/20	$22,200	$17,470	$23,099
9/30/20	$21,320	$16,832	$22,012
10/31/20	$20,510	$16,426	$21,265
11/30/20	$22,770	$18,360	$23,442
12/31/20	$23,830	$19,136	$24,520
1/31/21	$23,520	$18,979	$24,339
2/28/21	$23,700	$19,529	$24,333
3/31/21	$24,130	$20,268	$24,751
4/30/21	$25,610	$21,359	$26,435
5/31/21	$25,190	$21,460	$26,069
6/30/21	$26,550	$21,998	$27,705
7/31/21	$27,300	$22,455	$28,618
8/31/21	$28,210	$23,105	$29,688
9/30/21	$26,620	$22,044	$28,025
10/31/21	$28,530	$23,573	$30,453
11/30/21	$28,180	$23,257	$30,639
12/31/21	$28,690	$24,199	$31,287
1/31/22	$26,260	$22,835	$28,602
2/28/22	$24,980	$22,208	$27,387
3/31/22	$25,860	$22,957	$28,458
4/30/22	$22,870	$20,911	$25,021
5/31/22	$22,230	$20,879	$24,440
6/30/22	$20,190	$19,131	$22,504
7/31/22	$22,660	$20,912	$25,205
8/31/22	$21,560	$20,109	$24,031
9/30/22	$19,370	$18,249	$21,694
10/31/22	$20,310	$19,712	$22,962
11/30/22	$21,180	$20,779	$24,009
12/31/22	$19,650	$19,570	$22,171
1/31/23	$21,460	$20,883	$24,019
2/28/23	$21,020	$20,386	$23,733
3/31/23	$22,480	$21,031	$25,356
4/30/23	$22,710	$21,291	$25,606
5/31/23	$23,720	$21,390	$26,773
6/30/23	$25,460	$22,835	$28,604
7/31/23	$26,090	$23,620	$29,567
8/31/23	$25,760	$23,207	$29,302
9/30/23	$24,360	$22,116	$27,708
10/31/23	$24,060	$21,582	$27,314
11/30/23	$26,580	$23,597	$30,291
12/31/23	$27,880	$24,762	$31,633
1/31/24	$28,770	$25,108	$32,422
2/29/24	$31,090	$26,464	$34,634
3/31/24	$31,630	$27,312	$35,243
4/30/24	$30,120	$26,150	$33,749
5/31/24	$31,290	$27,381	$35,769
6/30/24	$33,180	$28,287	$38,181
7/31/24	$32,550	$28,699	$37,531
8/31/24	$33,360	$29,379	$38,313
9/30/24	$34,210	$30,007	$39,399
10/31/24	$33,800	$29,798	$39,268
11/30/24	$35,730	$31,716	$41,815
12/31/24	$35,920	$30,832	$42,184
1/31/25	$36,870	$31,813	$43,019
2/28/25	$35,150	$31,257	$41,473
3/31/25	$31,970	$29,448	$37,979
4/30/25	$32,720	$29,273	$38,652
5/31/25	$35,490	$31,141	$42,072
6/30/25	$37,880	$32,718	$44,754
7/31/25	$39,420	$33,445	$46,444
8/31/25	$39,700	$34,149	$46,963
9/30/25	$41,680	$35,333	$49,458
10/31/25	$43,160	$36,096	$51,255
11/30/25	$42,290	$36,184	$50,326
12/31/25	$42,010	$36,186	$50,014

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Growth VIP Fund	16.95%	12.01%	16.62%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Growth Index	18.57%	15.32%	18.83%

Performance Inception Date			Sep. 01, 2016
Material Change Date		Jan. 01, 2025
AssetsNet			$ 335,402,264
Holdings Count | Holding			55
Advisory Fees Paid, Amount			$ 1,813,732
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$335,402,264
Total # of Portfolio Holdings	55
Total Advisory Fees Paid	$1,813,732
Portfolio Turnover Rate	42%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	50.9
Communication Services	13.2
Consumer Discretionary	13.1
Industrials	6.7
Financials	6.6
Health Care	6.4
Consumer Staples	1.7
Materials	0.8
Cash/Other Assets and Liabilities	0.6
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	13.1
Apple, Inc.	12.0
Microsoft Corp.	10.4
Alphabet, Inc., Class A	7.2
Amazon.com, Inc.	5.7
Broadcom, Inc.	4.9
Eli Lilly & Co.	3.8
Meta Platforms, Inc., Class A	3.7
Mastercard, Inc., Class A	2.6
Tesla, Inc.	2.4
Total	65.8

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Strategies [Text Block]

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169896
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Disciplined Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Large Cap Disciplined Value VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Disciplined Value VIP Fund	$105	0.97%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 105
Expense Ratio, Percent	[16]		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 17.15% for the 12 months ended December 31, 2025, compared to the 15.92% return of the Russell 1000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  2025 produced positive results for equities due to robust earnings growth, accommodative U.S. monetary policy, steady U.S. Gross Domestic Product (“GDP”) growth and slowing inflation.

  Stock selection in the materials, technology, consumer staples, and health care sectors was the primary contributor to the Fund’s outperformance relative to the Index. The Fund’s positions in metals and mining and semiconductor companies led the Fund’s relative returns.

  Stock selection lagged in the communication services and energy sectors, with the Fund’s holdings in interactive media and services companies detracting from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Disciplined Value VIP Fund	Russell 1000 Index	Russell 1000 Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,000	$10,006	$9,990
11/30/16	$9,850	$9,811	$9,836
12/31/16	$10,640	$10,197	$10,397
1/31/17	$10,840	$10,598	$10,733
2/28/17	$11,270	$11,008	$11,119
3/31/17	$11,190	$11,015	$11,006
4/30/17	$11,200	$11,131	$10,985
5/31/17	$11,220	$11,274	$10,974
6/30/17	$11,460	$11,352	$11,154
7/31/17	$11,610	$11,577	$11,302
8/31/17	$11,620	$11,613	$11,170
9/30/17	$11,980	$11,861	$11,501
10/31/17	$12,200	$12,133	$11,585
11/30/17	$12,550	$12,503	$11,939
12/31/17	$12,850	$12,642	$12,114
1/31/18	$13,530	$13,336	$12,582
2/28/18	$12,950	$12,846	$11,981
3/31/18	$12,600	$12,555	$11,770
4/30/18	$12,530	$12,597	$11,809
5/31/18	$12,480	$12,919	$11,879
6/30/18	$12,390	$13,003	$11,909
7/31/18	$12,980	$13,451	$12,380
8/31/18	$13,240	$13,915	$12,563
9/30/18	$13,330	$13,968	$12,588
10/31/18	$12,490	$12,979	$11,936
11/30/18	$12,780	$13,243	$12,292
12/31/18	$11,450	$12,037	$11,112
1/31/19	$12,360	$13,046	$11,977
2/28/19	$12,610	$13,488	$12,360
3/31/19	$12,520	$13,723	$12,438
4/30/19	$13,000	$14,277	$12,879
5/31/19	$12,110	$13,367	$12,051
6/30/19	$12,880	$14,305	$12,916
7/31/19	$13,060	$14,527	$13,024
8/31/19	$12,690	$14,261	$12,641
9/30/19	$13,080	$14,509	$13,092
10/31/19	$13,300	$14,816	$13,275
11/30/19	$13,720	$15,376	$13,685
12/31/19	$14,130	$15,820	$14,061
1/31/20	$13,540	$15,837	$13,759
2/29/20	$12,250	$14,543	$12,426
3/31/20	$9,950	$12,621	$10,303
4/30/20	$11,180	$14,289	$11,461
5/31/20	$11,600	$15,043	$11,854
6/30/20	$11,620	$15,375	$11,775
7/31/20	$12,100	$16,276	$12,241
8/31/20	$12,450	$17,470	$12,747
9/30/20	$12,050	$16,832	$12,434
10/31/20	$11,980	$16,426	$12,270
11/30/20	$13,750	$18,360	$13,921
12/31/20	$14,300	$19,136	$14,455
1/31/21	$14,180	$18,979	$14,322
2/28/21	$15,260	$19,529	$15,188
3/31/21	$16,430	$20,268	$16,081
4/30/21	$17,030	$21,359	$16,724
5/31/21	$17,620	$21,460	$17,115
6/30/21	$17,310	$21,998	$16,919
7/31/21	$17,320	$22,455	$17,054
8/31/21	$17,600	$23,105	$17,392
9/30/21	$16,990	$22,044	$16,787
10/31/21	$17,800	$23,573	$17,639
11/30/21	$17,380	$23,257	$17,018
12/31/21	$18,570	$24,199	$18,091
1/31/22	$18,590	$22,835	$17,670
2/28/22	$18,440	$22,208	$17,465
3/31/22	$18,700	$22,957	$17,958
4/30/22	$17,670	$20,911	$16,945
5/31/22	$18,270	$20,879	$17,274
6/30/22	$16,570	$19,131	$15,765
7/31/22	$17,590	$20,912	$16,811
8/31/22	$17,120	$20,109	$16,310
9/30/22	$15,700	$18,249	$14,879
10/31/22	$17,520	$19,712	$16,405
11/30/22	$18,490	$20,779	$17,430
12/31/22	$17,660	$19,570	$16,728
1/31/23	$18,480	$20,883	$17,594
2/28/23	$17,890	$20,386	$16,974
3/31/23	$17,540	$21,031	$16,896
4/30/23	$17,580	$21,291	$17,150
5/31/23	$17,120	$21,390	$16,489
6/30/23	$18,330	$22,835	$17,584
7/31/23	$19,090	$23,620	$18,203
8/31/23	$18,910	$23,207	$17,711
9/30/23	$18,420	$22,116	$17,028
10/31/23	$17,760	$21,582	$16,427
11/30/23	$18,930	$23,597	$17,666
12/31/23	$20,040	$24,762	$18,645
1/31/24	$20,280	$25,108	$18,664
2/29/24	$21,160	$26,464	$19,353
3/31/24	$22,440	$27,312	$20,320
4/30/24	$21,520	$26,150	$19,452
5/31/24	$22,230	$27,381	$20,069
6/30/24	$22,110	$28,287	$19,880
7/31/24	$22,940	$28,699	$20,897
8/31/24	$23,260	$29,379	$21,457
9/30/24	$23,410	$30,007	$21,755
10/31/24	$23,390	$29,798	$21,516
11/30/24	$24,910	$31,716	$22,890
12/31/24	$23,150	$30,832	$21,324
1/31/25	$24,380	$31,813	$22,311
2/28/25	$24,100	$31,257	$22,402
3/31/25	$23,140	$29,448	$21,779
4/30/25	$22,640	$29,273	$21,116
5/31/25	$23,630	$31,141	$21,857
6/30/25	$24,650	$32,718	$22,604
7/31/25	$24,930	$33,445	$22,734
8/31/25	$25,710	$34,149	$23,459
9/30/25	$26,490	$35,333	$23,809
10/31/25	$26,450	$36,096	$23,914
11/30/25	$26,910	$36,184	$24,549
12/31/25	$27,120	$36,186	$24,716

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Disciplined Value VIP Fund	17.15%	13.66%	11.28%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Value Index	15.92%	11.33%	10.18%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 75,206,086
Holdings Count | Holding			85
Advisory Fees Paid, Amount			$ 424,825
InvestmentCompanyPortfolioTurnover			48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$75,206,086
Total # of Portfolio Holdings	85
Total Advisory Fees Paid	$424,825
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	22.2
Industrials	16.1
Health Care	13.2
Information Technology	10.8
Materials	8.2
Consumer Staples	7.1
Consumer Discretionary	6.6
Energy	5.4
Utilities	5.0
Communication Services	4.1
Cash/Other Assets and Liabilities	1.3
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

JPMorgan Chase & Co.	4.5
Amazon.com, Inc.	2.8
Philip Morris International, Inc.	2.5
Kinross Gold Corp.	2.3
CRH PLC	2.2
Micron Technology, Inc.	2.1
American Express Co.	1.8
Wells Fargo & Co.	1.8
Cencora, Inc.	1.8
U.S. Foods Holding Corp.	1.7
Total	23.5

Material Fund Change [Text Block]
C000169890
Shareholder Report [Line Items]
Fund Name			Guardian Large Cap Fundamental Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Large Cap Fundamental Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Large Cap Fundamental Growth VIP Fund	$107	0.99%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 107
Expense Ratio, Percent	[17]		0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 15.32% for the 12 months ended December 31, 2025, compared to the 18.57% return of the Russell 1000® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 1000® Index, returned 17.38% for the same period.

  The macroeconomic backdrop presented a headwind for the Fund, as uncertainty pertaining to the U.S. Federal Reserve’s interest rate determinations and U.S. tariff policy was a drag on sentiment across U.S. equity markets at times during the period.

  Industry positioning was the primary driver for the Fund’s relative underperformance compared to the Index, including underperformance in the information technology (“IT”) and consumer discretionary sectors.

  Security selection and market selection both detracted from the Fund’s performance. Market selection across all sectors was the primary detractor, with the IT, health care, and consumer discretionary sectors as the largest detractors. Security selection in the industrials and communication services sectors contributed to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Large Cap Fundamental Growth VIP Fund	Russell 1000 Index	Russell 1000 Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,110	$10,006	$10,021
11/30/16	$9,940	$9,811	$9,786
12/31/16	$10,130	$10,197	$9,999
1/31/17	$10,540	$10,598	$10,464
2/28/17	$10,790	$11,008	$10,898
3/31/17	$10,830	$11,015	$11,024
4/30/17	$11,120	$11,131	$11,276
5/31/17	$11,240	$11,274	$11,570
6/30/17	$11,330	$11,352	$11,539
7/31/17	$11,560	$11,577	$11,846
8/31/17	$11,720	$11,613	$12,063
9/30/17	$11,920	$11,861	$12,220
10/31/17	$12,150	$12,133	$12,693
11/30/17	$12,590	$12,503	$13,079
12/31/17	$12,740	$12,642	$13,181
1/31/18	$13,670	$13,336	$14,114
2/28/18	$13,180	$12,846	$13,744
3/31/18	$12,920	$12,555	$13,367
4/30/18	$13,060	$12,597	$13,414
5/31/18	$13,420	$12,919	$14,002
6/30/18	$13,420	$13,003	$14,137
7/31/18	$13,980	$13,451	$14,552
8/31/18	$14,520	$13,915	$15,347
9/30/18	$14,470	$13,968	$15,433
10/31/18	$13,330	$12,979	$14,053
11/30/18	$13,660	$13,243	$14,202
12/31/18	$12,510	$12,037	$12,981
1/31/19	$13,680	$13,046	$14,148
2/28/19	$14,170	$13,488	$14,654
3/31/19	$14,500	$13,723	$15,071
4/30/19	$15,370	$14,277	$15,752
5/31/19	$14,260	$13,367	$14,757
6/30/19	$15,260	$14,305	$15,771
7/31/19	$15,510	$14,527	$16,127
8/31/19	$15,150	$14,261	$16,003
9/30/19	$15,180	$14,509	$16,005
10/31/19	$15,450	$14,816	$16,456
11/30/19	$16,100	$15,376	$17,186
12/31/19	$16,500	$15,820	$17,705
1/31/20	$16,610	$15,837	$18,101
2/29/20	$15,470	$14,543	$16,868
3/31/20	$13,980	$12,621	$15,209
4/30/20	$15,930	$14,289	$17,459
5/31/20	$17,060	$15,043	$18,631
6/30/20	$17,610	$15,375	$19,442
7/31/20	$18,820	$16,276	$20,938
8/31/20	$20,630	$17,470	$23,099
9/30/20	$19,820	$16,832	$22,012
10/31/20	$19,030	$16,426	$21,265
11/30/20	$21,010	$18,360	$23,442
12/31/20	$21,570	$19,136	$24,520
1/31/21	$21,060	$18,979	$24,339
2/28/21	$21,010	$19,529	$24,333
3/31/21	$21,600	$20,268	$24,751
4/30/21	$23,120	$21,359	$26,435
5/31/21	$23,010	$21,460	$26,069
6/30/21	$24,030	$21,998	$27,705
7/31/21	$24,440	$22,455	$28,618
8/31/21	$25,310	$23,105	$29,688
9/30/21	$24,100	$22,044	$28,025
10/31/21	$25,920	$23,573	$30,453
11/30/21	$25,860	$23,257	$30,639
12/31/21	$26,230	$24,199	$31,287
1/31/22	$23,820	$22,835	$28,602
2/28/22	$22,500	$22,208	$27,387
3/31/22	$23,160	$22,957	$28,458
4/30/22	$20,080	$20,911	$25,021
5/31/22	$19,310	$20,879	$24,440
6/30/22	$17,880	$19,131	$22,504
7/31/22	$19,890	$20,912	$25,205
8/31/22	$18,860	$20,109	$24,031
9/30/22	$16,880	$18,249	$21,694
10/31/22	$17,940	$19,712	$22,962
11/30/22	$18,730	$20,779	$24,009
12/31/22	$17,640	$19,570	$22,171
1/31/23	$19,400	$20,883	$24,019
2/28/23	$19,220	$20,386	$23,733
3/31/23	$20,580	$21,031	$25,356
4/30/23	$20,620	$21,291	$25,606
5/31/23	$21,580	$21,390	$26,773
6/30/23	$23,050	$22,835	$28,604
7/31/23	$23,900	$23,620	$29,567
8/31/23	$23,750	$23,207	$29,302
9/30/23	$22,450	$22,116	$27,708
10/31/23	$21,960	$21,582	$27,314
11/30/23	$24,320	$23,597	$30,291
12/31/23	$25,500	$24,762	$31,633
1/31/24	$26,550	$25,108	$32,422
2/29/24	$28,920	$26,464	$34,634
3/31/24	$29,600	$27,312	$35,243
4/30/24	$28,280	$26,150	$33,749
5/31/24	$29,920	$27,381	$35,769
6/30/24	$31,500	$28,287	$38,181
7/31/24	$30,960	$28,699	$37,531
8/31/24	$31,900	$29,379	$38,313
9/30/24	$32,570	$30,007	$39,399
10/31/24	$32,220	$29,798	$39,268
11/30/24	$33,700	$31,716	$41,815
12/31/24	$33,170	$30,832	$42,184
1/31/25	$33,960	$31,813	$43,019
2/28/25	$32,830	$31,257	$41,473
3/31/25	$30,290	$29,448	$37,979
4/30/25	$30,420	$29,273	$38,652
5/31/25	$32,970	$31,141	$42,072
6/30/25	$35,000	$32,718	$44,754
7/31/25	$36,240	$33,445	$46,444
8/31/25	$36,530	$34,149	$46,963
9/30/25	$37,600	$35,333	$49,458
10/31/25	$38,610	$36,096	$51,255
11/30/25	$38,150	$36,184	$50,326
12/31/25	$38,250	$36,186	$50,014

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Large Cap Fundamental Growth VIP Fund	15.32%	12.14%	15.46%
Russell 1000 Index	17.38%	13.59%	14.78%
Russell 1000 Growth Index	18.57%	15.32%	18.83%

Performance Inception Date			Sep. 01, 2016
Material Change Date		Jan. 01, 2025
AssetsNet			$ 167,461,153
Holdings Count | Holding			126
Advisory Fees Paid, Amount			$ 1,058,241
InvestmentCompanyPortfolioTurnover			40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$167,461,153
Total # of Portfolio Holdings	126
Total Advisory Fees Paid	$1,058,241
Portfolio Turnover Rate	40%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Information Technology	31.5
Consumer Discretionary	17.1
Health Care	16.2
Communication Services	15.0
Industrials	7.5
Financials	7.4
Consumer Staples	2.7
Materials	0.9
Real Estate	0.8
Energy	0.5
Cash/Other Assets and Liabilities	0.4
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

NVIDIA Corp.	12.7
Amazon.com, Inc.	9.4
Alphabet, Inc., Class A	7.8
Apple, Inc.	5.2
Meta Platforms, Inc., Class A	4.2
Eli Lilly & Co.	3.5
Microsoft Corp.	3.3
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9
Royalty Pharma PLC, Class A	2.2
Lowe's Cos., Inc.	1.8
Total	53.0

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Strategies [Text Block]

Effective May 1, 2025, the Fund’s sub-classification under the Investment Company Act of 1940 was changed from “diversified” to “non-diversified, which permits the Fund to invest a greater percentage of its assets in the obligations or securities of a smaller number of issuers or any one issuer as compared to a diversified fund, as further described in the Fund’s Prospectus.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000169899
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Relative Value VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Mid Cap Relative Value VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Relative Value VIP Fund	$112	1.09%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 112
Expense Ratio, Percent	[18]		1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.61% for the 12 months ended December 31, 2025, compared to the 11.06% return of the Russell Midcap® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  2025 was notable for U.S. imposition of tariffs on foreign countries and the artificial intelligence (“AI”) trade. The Fund faced some headwinds in 2025 as small and mid-cap investors were drawn to some of the more speculative stocks that they believed would benefit most from market recovery following the announcement of U.S. tariff policy and the advancement of AI companies. Similar to past technological advancements, the capital spending around the AI infrastructure buildout should benefit many other companies and industries, as many of these fall within the value universe.

  Stock selection in the industrials and utilities sectors, as well as the Fund’s overweight in the industrials sector and an underweight in the real estate sector, contributed to the Fund’s performance relative to the Index. Stock selection in financials, materials and consumer staples detracted from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Mid Cap Relative Value VIP Fund	Russell 3000 Index	Russell Midcap Value Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,090	$10,014	$10,059
11/30/16	$9,980	$9,797	$9,816
12/31/16	$10,580	$10,236	$10,430
1/31/17	$10,830	$10,632	$10,794
2/28/17	$11,160	$11,027	$11,095
3/31/17	$11,020	$11,035	$11,014
4/30/17	$11,080	$11,152	$11,035
5/31/17	$11,110	$11,266	$11,001
6/30/17	$11,220	$11,367	$11,165
7/31/17	$11,270	$11,582	$11,313
8/31/17	$11,180	$11,604	$11,101
9/30/17	$11,540	$11,887	$11,404
10/31/17	$11,580	$12,146	$11,496
11/30/17	$11,890	$12,515	$11,885
12/31/17	$12,020	$12,640	$12,032
1/31/18	$12,390	$13,307	$12,308
2/28/18	$11,690	$12,816	$11,701
3/31/18	$11,660	$12,559	$11,730
4/30/18	$11,540	$12,607	$11,789
5/31/18	$11,490	$12,962	$11,917
6/30/18	$11,600	$13,047	$12,013
7/31/18	$12,060	$13,480	$12,339
8/31/18	$12,050	$13,954	$12,507
9/30/18	$11,950	$13,977	$12,408
10/31/18	$11,110	$12,948	$11,515
11/30/18	$11,410	$13,207	$11,791
12/31/18	$10,280	$11,978	$10,553
1/31/19	$11,310	$13,006	$11,639
2/28/19	$11,770	$13,463	$12,010
3/31/19	$11,920	$13,660	$12,070
4/30/19	$12,420	$14,205	$12,468
5/31/19	$11,780	$13,286	$11,667
6/30/19	$12,560	$14,219	$12,455
7/31/19	$12,770	$14,431	$12,558
8/31/19	$12,560	$14,136	$12,116
9/30/19	$12,880	$14,384	$12,607
10/31/19	$13,080	$14,694	$12,675
11/30/19	$13,500	$15,253	$13,013
12/31/19	$13,930	$15,693	$13,409
1/31/20	$13,590	$15,676	$13,148
2/29/20	$12,390	$14,392	$11,846
3/31/20	$9,490	$12,413	$9,157
4/30/20	$10,700	$14,057	$10,380
5/31/20	$11,290	$14,809	$10,861
6/30/20	$11,330	$15,148	$10,984
7/31/20	$11,740	$16,008	$11,502
8/31/20	$12,160	$17,167	$11,958
9/30/20	$11,950	$16,542	$11,687
10/31/20	$12,010	$16,185	$11,796
11/30/20	$13,570	$18,154	$13,452
12/31/20	$14,320	$18,971	$14,074
1/31/21	$14,110	$18,887	$14,042
2/28/21	$15,090	$19,477	$15,130
3/31/21	$15,930	$20,175	$15,911
4/30/21	$16,960	$21,215	$16,681
5/31/21	$17,400	$21,312	$17,010
6/30/21	$16,890	$21,837	$16,812
7/31/21	$17,030	$22,207	$16,916
8/31/21	$17,240	$22,840	$17,278
9/30/21	$16,770	$21,815	$16,642
10/31/21	$17,650	$23,290	$17,528
11/30/21	$17,140	$22,936	$16,996
12/31/21	$18,450	$23,839	$18,063
1/31/22	$17,870	$22,437	$17,292
2/28/22	$17,910	$21,871	$17,211
3/31/22	$18,030	$22,581	$17,734
4/30/22	$17,210	$20,554	$16,680
5/31/22	$17,660	$20,527	$17,000
6/30/22	$16,150	$18,810	$15,131
7/31/22	$17,370	$20,574	$16,434
8/31/22	$16,830	$19,806	$15,931
9/30/22	$15,370	$17,970	$14,386
10/31/22	$16,850	$19,443	$15,745
11/30/22	$18,110	$20,458	$16,740
12/31/22	$17,560	$19,260	$15,889
1/31/23	$18,720	$20,587	$17,173
2/28/23	$18,190	$20,106	$16,623
3/31/23	$17,680	$20,643	$16,099
4/30/23	$17,780	$20,863	$16,101
5/31/23	$17,160	$20,944	$15,386
6/30/23	$18,620	$22,375	$16,721
7/31/23	$19,030	$23,177	$17,449
8/31/23	$18,410	$22,729	$16,831
9/30/23	$17,530	$21,647	$15,975
10/31/23	$16,880	$21,073	$15,184
11/30/23	$18,000	$23,038	$16,615
12/31/23	$19,160	$24,260	$17,910
1/31/24	$18,880	$24,529	$17,589
2/29/24	$19,780	$25,856	$18,429
3/31/24	$20,890	$26,690	$19,383
4/30/24	$19,980	$25,516	$18,368
5/31/24	$20,710	$26,722	$19,028
6/30/24	$20,380	$27,549	$18,723
7/31/24	$21,600	$28,061	$19,855
8/31/24	$22,080	$28,672	$20,229
9/30/24	$22,250	$29,265	$20,610
10/31/24	$21,660	$29,050	$20,351
11/30/24	$22,950	$30,982	$21,849
12/31/24	$21,390	$30,035	$20,250
1/31/25	$21,850	$30,984	$20,962
2/28/25	$21,490	$30,390	$20,580
3/31/25	$20,940	$28,617	$19,823
4/30/25	$20,350	$28,425	$19,331
5/31/25	$21,030	$30,227	$20,175
6/30/25	$21,550	$31,763	$20,883
7/31/25	$21,980	$32,462	$21,257
8/31/25	$22,850	$33,213	$21,895
9/30/25	$22,480	$34,360	$22,173
10/31/25	$22,230	$35,096	$21,951
11/30/25	$22,620	$35,192	$22,474
12/31/25	$22,590	$35,185	$22,488

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Relative Value VIP Fund	5.61%	9.55%	9.12%
Russell 3000 Index	17.16%	13.15%	14.43%
Russell Midcap Value Index	11.06%	9.83%	9.07%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 95,357,194
Holdings Count | Holding			69
Advisory Fees Paid, Amount			$ 670,650
InvestmentCompanyPortfolioTurnover			33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$95,357,194
Total # of Portfolio Holdings	69
Total Advisory Fees Paid	$670,650
Portfolio Turnover Rate	33%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	22.5
Financials	14.9
Information Technology	12.2
Health Care	10.6
Materials	9.1
Utilities	7.3
Energy	6.5
Consumer Discretionary	5.8
Consumer Staples	4.2
Real Estate	3.7
Communication Services	0.3
Cash/Other Assets and Liabilities	2.9
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Teradyne, Inc.	3.7
American Electric Power Co., Inc.	3.0
Labcorp Holdings, Inc.	2.9
Jefferies Financial Group, Inc.	2.7
FirstEnergy Corp.	2.5
Charles River Laboratories International, Inc.	2.5
Vulcan Materials Co.	2.4
Fifth Third Bancorp	2.4
Annaly Capital Management, Inc.	2.3
Keurig Dr. Pepper, Inc.	2.3
Total	26.7

Material Fund Change [Text Block]
C000169898
Shareholder Report [Line Items]
Fund Name			Guardian Mid Cap Traditional Growth VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Mid Cap Traditional Growth VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Mid Cap Traditional Growth VIP Fund	$112	1.08%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 112
Expense Ratio, Percent	[19]		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 8.14% for the 12 months ended December 31, 2025, compared to the 8.66% return of the Russell Midcap® Growth Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period.

  Stocks delivered strong performance despite policy uncertainty and elevated trade tensions. Hopes for a more accommodative U.S. Federal Reserve monetary policy also supported market gains. Optimism around artificial intelligence (“AI”) was a strong driver of market performance despite periods of volatility.

  Investments in the consumer discretionary and consumer staples sectors lifted the Fund’s performance relative to the Index, aided in part by stock selection. Stock selection in the healthcare and utilities sectors detracted from the Fund’s performance.

  Especially in the first half of 2025, the Fund’s performance was hindered by not owning more speculative stocks that were strong performers for the Index. The Fund avoided speculative stocks as the Fund’s portfolio managers assessed that the valuations of these stocks were unsupported by fundamentals. The Fund’s disciplined approach to valuations and fundamentals aided its relative performance as the market broadened in the fourth quarter of 2025.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Mid Cap Traditional Growth VIP Fund	Russell 3000 Index	Russell Midcap Growth Index
9/1/16	$10,000	$10,000	$10,000
10/31/16	$10,010	$10,014	$9,972
11/30/16	$9,610	$9,797	$9,567
12/31/16	$9,990	$10,236	$9,983
1/31/17	$10,380	$10,632	$10,352
2/28/17	$10,600	$11,027	$10,650
3/31/17	$10,690	$11,035	$10,709
4/30/17	$10,870	$11,152	$10,867
5/31/17	$11,240	$11,266	$11,127
6/30/17	$11,420	$11,367	$11,160
7/31/17	$11,550	$11,582	$11,346
8/31/17	$11,750	$11,604	$11,426
9/30/17	$12,010	$11,887	$11,749
10/31/17	$12,410	$12,146	$12,078
11/30/17	$12,690	$12,515	$12,482
12/31/17	$12,720	$12,640	$12,549
1/31/18	$13,540	$13,307	$13,259
2/28/18	$13,270	$12,816	$12,843
3/31/18	$13,360	$12,559	$12,822
4/30/18	$12,850	$12,607	$12,701
5/31/18	$13,500	$12,962	$13,176
6/30/18	$13,430	$13,047	$13,227
7/31/18	$13,870	$13,480	$13,511
8/31/18	$14,450	$13,954	$14,290
9/30/18	$14,370	$13,977	$14,229
10/31/18	$13,120	$12,948	$12,820
11/30/18	$13,440	$13,207	$13,146
12/31/18	$12,270	$11,978	$11,953
1/31/19	$13,570	$13,006	$13,327
2/28/19	$14,490	$13,463	$14,108
3/31/19	$14,520	$13,660	$14,298
4/30/19	$15,180	$14,205	$14,941
5/31/19	$14,550	$13,286	$14,082
6/30/19	$15,550	$14,219	$15,071
7/31/19	$15,800	$14,431	$15,423
8/31/19	$15,480	$14,136	$15,142
9/30/19	$15,710	$14,384	$14,969
10/31/19	$15,670	$14,694	$15,247
11/30/19	$16,350	$15,253	$16,005
12/31/19	$16,710	$15,693	$16,193
1/31/20	$16,760	$15,676	$16,344
2/29/20	$15,360	$14,392	$15,217
3/31/20	$12,390	$12,413	$12,948
4/30/20	$14,240	$14,057	$14,975
5/31/20	$15,300	$14,809	$16,480
6/30/20	$15,340	$15,148	$16,866
7/31/20	$16,240	$16,008	$18,213
8/31/20	$16,970	$17,167	$18,709
9/30/20	$16,490	$16,542	$18,447
10/31/20	$16,470	$16,185	$18,469
11/30/20	$18,860	$18,154	$20,950
12/31/20	$19,910	$18,971	$21,955
1/31/21	$19,300	$18,887	$21,882
2/28/21	$20,390	$19,477	$22,255
3/31/21	$20,890	$20,175	$21,831
4/30/21	$21,820	$21,215	$23,058
5/31/21	$21,720	$21,312	$22,705
6/30/21	$21,840	$21,837	$24,248
7/31/21	$22,470	$22,207	$24,498
8/31/21	$22,740	$22,840	$25,289
9/30/21	$22,060	$21,815	$24,064
10/31/21	$22,900	$23,290	$25,751
11/30/21	$22,160	$22,936	$24,663
12/31/21	$23,320	$23,839	$24,750
1/31/22	$21,780	$22,437	$21,556
2/28/22	$21,570	$21,871	$21,294
3/31/22	$21,640	$22,581	$21,636
4/30/22	$19,850	$20,554	$19,200
5/31/22	$20,050	$20,527	$18,457
6/30/22	$18,460	$18,810	$17,077
7/31/22	$20,180	$20,574	$19,167
8/31/22	$19,380	$19,806	$18,539
9/30/22	$17,610	$17,970	$16,965
10/31/22	$19,150	$19,443	$18,299
11/30/22	$20,190	$20,458	$19,294
12/31/22	$19,300	$19,260	$18,136
1/31/23	$21,110	$20,587	$19,719
2/28/23	$20,830	$20,106	$19,524
3/31/23	$20,900	$20,643	$19,793
4/30/23	$20,480	$20,863	$19,506
5/31/23	$20,140	$20,944	$19,519
6/30/23	$21,670	$22,375	$21,027
7/31/23	$22,250	$23,177	$21,663
8/31/23	$21,490	$22,729	$20,949
9/30/23	$20,540	$21,647	$19,929
10/31/23	$18,870	$21,073	$18,912
11/30/23	$20,910	$23,038	$21,219
12/31/23	$22,580	$24,260	$22,828
1/31/24	$22,680	$24,529	$22,705
2/29/24	$24,050	$25,856	$24,412
3/31/24	$24,510	$26,690	$24,995
4/30/24	$23,330	$25,516	$23,544
5/31/24	$23,950	$26,722	$23,795
6/30/24	$23,750	$27,549	$24,192
7/31/24	$25,130	$28,061	$24,339
8/31/24	$25,930	$28,672	$24,944
9/30/24	$26,100	$29,265	$25,775
10/31/24	$25,520	$29,050	$26,225
11/30/24	$27,390	$30,982	$29,720
12/31/24	$25,800	$30,035	$27,873
1/31/25	$27,030	$30,984	$29,651
2/28/25	$26,150	$30,390	$27,962
3/31/25	$24,650	$28,617	$25,889
4/30/25	$24,410	$28,425	$26,758
5/31/25	$25,740	$30,227	$29,323
6/30/25	$26,690	$31,763	$30,601
7/31/25	$27,080	$32,462	$31,222
8/31/25	$27,410	$33,213	$31,535
9/30/25	$27,400	$34,360	$31,451
10/31/25	$27,400	$35,096	$31,363
11/30/25	$27,610	$35,192	$30,698
12/31/25	$27,900	$35,185	$30,286

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 9/1/16
Guardian Mid Cap Traditional Growth VIP Fund	8.14%	6.98%	11.62%
Russell 3000 Index	17.16%	13.15%	14.43%
Russell Midcap Growth Index	8.66%	6.65%	12.61%

Performance Inception Date			Sep. 01, 2016
AssetsNet			$ 41,050,656
Holdings Count | Holding			77
Advisory Fees Paid, Amount			$ 222,494
InvestmentCompanyPortfolioTurnover			21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$41,050,656
Total # of Portfolio Holdings	77
Total Advisory Fees Paid	$222,494
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Industrials	28.8
Information Technology	23.5
Health Care	16.2
Financials	9.7
Consumer Discretionary	8.4
Utilities	4.9
Real Estate	3.0
Communication Services	2.6
Materials	1.4
Consumer Staples	0.6
Energy	0.4
Cash/Other Assets and Liabilities	0.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

AppLovin Corp., Class A	4.1
Flex Ltd.	3.6
Ferguson Enterprises, Inc.	3.2
SS&C Technologies Holdings, Inc.	3.1
Constellation Software, Inc.	2.6
LPL Financial Holdings, Inc.	2.5
JB Hunt Transport Services, Inc.	2.5
Revvity, Inc.	2.4
Teledyne Technologies, Inc.	2.3
Boston Scientific Corp.	2.3
Total	28.6

Material Fund Change [Text Block]
C000200219
Shareholder Report [Line Items]
Fund Name			Guardian Multi-Sector Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Multi-Sector Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Multi-Sector Bond VIP Fund	$100	0.96%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 100
Expense Ratio, Percent	[20]		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 8.46% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  U.S. fixed income delivered strong returns for the reporting period, with high yield bonds outperforming U.S. Treasuries and investment-grade corporate bonds.

  The U.S. Federal Reserve kept monetary policy on hold through much of 2025, concerned by the potential inflationary impact of U.S. tariff policy, but resumed cutting interest rates in September 2025 as jobs data softened, bringing the federal funds target rate to 3.5%, down from 4.25%.

  The overweight allocation to credit-spread risk was the primary contributor to the Fund’s relative performance. Specifically, high-yield corporate bonds, loans, and non-agency mortgage-backed securities (“MBS”) contributed, while asset-backed securities (“ABS”) exposure detracted from Fund performance.

  The Fund’s allocation to high-yield allocation was increased while its exposure to investment grade corporate securities was reduced, due to expectations for a supply increase in 2026 of 10% or more within the asset class.

  The U.S. 10-year Treasury yield ended the year virtually unchanged at 4.17%. U.S. investment-grade spreads narrowed 8 basis points (“bps”), to 78 bps, while high-yield bonds spreads tightened 17 bps, to 266 bps.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Multi-Sector Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,350	$10,430
3/31/20	$9,820	$10,368
4/30/20	$10,090	$10,553
5/31/20	$10,210	$10,602
6/30/20	$10,300	$10,668
7/31/20	$10,530	$10,828
8/31/20	$10,470	$10,740
9/30/20	$10,440	$10,735
10/31/20	$10,420	$10,687
11/30/20	$10,680	$10,791
12/31/20	$10,740	$10,806
1/31/21	$10,640	$10,729
2/28/21	$10,520	$10,574
3/31/21	$10,480	$10,442
4/30/21	$10,570	$10,524
5/31/21	$10,630	$10,559
6/30/21	$10,760	$10,633
7/31/21	$10,830	$10,752
8/31/21	$10,820	$10,731
9/30/21	$10,740	$10,638
10/31/21	$10,740	$10,636
11/30/21	$10,720	$10,667
12/31/21	$10,740	$10,640
1/31/22	$10,510	$10,410
2/28/22	$10,340	$10,294
3/31/22	$10,110	$10,008
4/30/22	$9,680	$9,629
5/31/22	$9,580	$9,691
6/30/22	$9,430	$9,539
7/31/22	$9,610	$9,772
8/31/22	$9,360	$9,496
9/30/22	$8,950	$9,085
10/31/22	$8,770	$8,968
11/30/22	$9,020	$9,297
12/31/22	$9,000	$9,255
1/31/23	$9,230	$9,540
2/28/23	$9,020	$9,294
3/31/23	$9,250	$9,530
4/30/23	$9,300	$9,587
5/31/23	$9,190	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,120	$9,443
8/31/23	$9,070	$9,382
9/30/23	$8,860	$9,144
10/31/23	$8,730	$9,000
11/30/23	$9,090	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,320	$9,607
6/30/24	$9,410	$9,698
7/31/24	$9,620	$9,924
8/31/24	$9,750	$10,067
9/30/24	$9,880	$10,202
10/31/24	$9,650	$9,949
11/30/24	$9,740	$10,054
12/31/24	$9,580	$9,889
1/31/25	$9,640	$9,942
2/28/25	$9,830	$10,160
3/31/25	$9,800	$10,164
4/30/25	$9,810	$10,204
5/31/25	$9,880	$10,131
6/30/25	$10,030	$10,287
7/31/25	$10,050	$10,260
8/31/25	$10,180	$10,383
9/30/25	$10,200	$10,496
10/31/25	$10,250	$10,561
11/30/25	$10,310	$10,627
12/31/25	$10,390	$10,611

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Multi-Sector Bond VIP Fund	8.46%	(0.66%)	0.62%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%

Performance Inception Date			Oct. 21, 2019
Material Change Date		Jan. 01, 2025
AssetsNet			$ 161,824,932
Holdings Count | Holding			317
Advisory Fees Paid, Amount			$ 877,913
InvestmentCompanyPortfolioTurnover			204.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$161,824,932
Total # of Portfolio Holdings	317
Total Advisory Fees Paid	$877,913
Portfolio Turnover Rate	204%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.6
Non-Agency Mortgage-Backed Securities	27.2
Agency Mortgage-Backed Securities	22.1
Asset-Backed Securities	20.3
Senior Secured Loans	11.9
Exchange-Traded Funds	4.0
Common Stocks	0.1
Cash/Other Assets and Liabilities	(19.2)
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Uniform Mortgage-Backed Security, 5.500%, due 1/1/2055	5.4
Janus Henderson Emerging Markets Debt Hard Currency ETF	4.0
Uniform Mortgage-Backed Security, 3.500%, due 2/1/2056	2.9
Uniform Mortgage-Backed Security, 3.000%, due 1/1/2056	2.7
Uniform Mortgage-Backed Security, 4.500%, due 1/1/2055	2.5
Uniform Mortgage-Backed Security, 6.000%, due 1/1/2055	2.4
Uniform Mortgage-Backed Security, 5.000%, due 1/1/2055	2.1
Government National Mortgage Association, 3.500%, due 1/20/2055	1.6
Uniform Mortgage-Backed Security, 4.000%, due 1/1/2056	1.4
Connecticut Avenue Securities Trust, Class 1B1, 5.824%, due 2/25/2045	1.2
Total	26.2

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Janus Henderson Investors US LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000223919
Shareholder Report [Line Items]
Fund Name			Guardian Short Duration Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Short Duration Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Short Duration Bond VIP Fund	$47	0.46%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 47
Expense Ratio, Percent	[21]		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 5.35% for the 12 months ended December 31, 2025, compared to the 5.35% return of the Bloomberg US Government/Credit 1-3 Year Total Return Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 7.31% for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The U.S. Federal Reserve kept monetary policy on hold through much of 2025, concerned by the potential inflationary impact of U.S. tariff policy, but resumed cutting interest rates in September 2025 as jobs data softened, bringing the federal funds target rate to 3.5%, down from 4.25%.

  The Fund’s allocation to asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”) sectors contributed to outperformance, as well as its underweight to U.S. Treasuries. The Fund’s overweight in the financials and industrials sectors also contributed to its performance.

  The Fund’s yield curve positioning relative to the index detracted from its performance as the yield curve steepened during the reporting period. The Fund’s duration relative to the index was close to flat and was not a significant contributor to its performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Short Duration Bond VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Government/Credit 1-3 Year Total Return Index
5/2/22	$10,000	$10,000	$10,000
5/31/22	$10,010	$10,125	$10,066
6/30/22	$9,940	$9,966	$9,995
7/31/22	$9,960	$10,209	$10,048
8/31/22	$9,910	$9,921	$9,969
9/30/22	$9,760	$9,492	$9,848
10/31/22	$9,690	$9,369	$9,835
11/30/22	$9,720	$9,714	$9,916
12/31/22	$9,770	$9,670	$9,935
1/31/23	$9,830	$9,967	$10,015
2/28/23	$9,770	$9,710	$9,940
3/31/23	$9,870	$9,956	$10,085
4/30/23	$9,900	$10,017	$10,120
5/31/23	$9,870	$9,908	$10,089
6/30/23	$9,810	$9,872	$10,048
7/31/23	$9,860	$9,865	$10,090
8/31/23	$9,900	$9,802	$10,126
9/30/23	$9,900	$9,553	$10,121
10/31/23	$9,930	$9,403	$10,153
11/30/23	$10,040	$9,828	$10,271
12/31/23	$10,170	$10,205	$10,393
1/31/24	$10,230	$10,177	$10,434
2/29/24	$10,190	$10,033	$10,396
3/31/24	$10,240	$10,125	$10,437
4/30/24	$10,210	$9,870	$10,402
5/31/24	$10,280	$10,037	$10,478
6/30/24	$10,340	$10,132	$10,537
7/31/24	$10,460	$10,369	$10,662
8/31/24	$10,550	$10,518	$10,759
9/30/24	$10,640	$10,658	$10,848
10/31/24	$10,590	$10,394	$10,787
11/30/24	$10,630	$10,504	$10,823
12/31/24	$10,650	$10,332	$10,846
1/31/25	$10,700	$10,387	$10,896
2/28/25	$10,770	$10,615	$10,972
3/31/25	$10,800	$10,619	$11,022
4/30/25	$10,870	$10,661	$11,106
5/31/25	$10,880	$10,585	$11,091
6/30/25	$10,960	$10,748	$11,162
7/31/25	$10,970	$10,719	$11,160
8/31/25	$11,060	$10,847	$11,258
9/30/25	$11,100	$10,966	$11,295
10/31/25	$11,130	$11,034	$11,333
11/30/25	$11,190	$11,103	$11,387
12/31/25	$11,220	$11,086	$11,426

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 5/2/22
Guardian Short Duration Bond VIP Fund	5.35%	3.19%
Bloomberg US Aggregate Bond Index	7.31%	2.85%
Bloomberg US Government/Credit 1-3 Year Total Return Index	5.35%	3.70%

Performance Inception Date			May 02, 2022
Material Change Date		Jan. 01, 2025
AssetsNet			$ 132,010,552
Holdings Count | Holding			72
Advisory Fees Paid, Amount			$ 406,454
InvestmentCompanyPortfolioTurnover			169.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$132,010,552
Total # of Portfolio Holdings	72
Total Advisory Fees Paid	$406,454
Portfolio Turnover Rate	169%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	33.3
Asset-Backed Securities	25.9
Agency Mortgage-Backed Securities	23.1
U.S. Government Securities	14.0
Non-Agency Mortgage-Backed Securities	1.6
Cash/Other Assets and Liabilities	2.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.875%, due 7/31/2027	13.3
Freddie Mac Multifamily Structured Pass-Through Certificates, Class A2, 3.244%, due 8/25/2027	5.3
Federal National Mortgage Association, 3.000%, due 9/1/2034	4.4
Federal Home Loan Mortgage Corp., 3.000%, due 5/1/2033	4.3
Federal National Mortgage Association, 3.000%, due 5/1/2037	4.1
Federal National Mortgage Association, 3.000%, due 4/1/2033	2.9
CARDS II Trust, Class A, 4.630%, due 3/15/2031	2.3
NextGear Floorplan Master Owner Trust, Class B, 4.890%, due 2/15/2030	2.3
Hertz Vehicle Financing III LLC, Class A, 4.910%, due 9/25/2029	2.2
Verizon Master Trust, Class C, 4.900%, due 3/20/2030	2.2
Total	43.3

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Objectives [Text Block]			The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks to preserve principal and meet liquidity needs while maximizing total return.”
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Allspring Global Investments, LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200216
Shareholder Report [Line Items]
Fund Name			Guardian Small Cap Value Diversified VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Small Cap Value Diversified VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Small Cap Value Diversified VIP Fund	$108	1.05%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 108
Expense Ratio, Percent	[22]		1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.66% for the 12 months ended December 31, 2025, compared to the 12.60% return of the Russell 2000® Value Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Russell 3000® Index, returned 17.16% for the same period. The Fund changed its investment sub-adviser as of May 1, 2025.

  In 2025, a speculative rally in low-quality, small-capitalization stocks created a challenging environment for the Fund’s strategy. By the end of 2025, more than 40% of stocks in the Index represented unprofitable companies.

  Stock selection detracted from the Fund’s performance relative to the Index, while sector allocation contributed positively to the Fund’s performance in 2025.

  Stock selection within the health care, financials, and consumer discretionary sectors lagged. The Fund’s positions in health care supplies companies underperformed and not owning biotech companies within the Index detracted. The Fund’s overweight in the materials and technology sectors, as well as its underweight in the real estate sector contributed to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Small Cap Value Diversified VIP Fund	Russell 3000 Index	Russell 2000 Value Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,010	$10,105	$10,064
12/31/19	$10,660	$10,489	$10,300
1/31/20	$10,280	$10,780	$10,085
2/29/20	$9,330	$9,898	$9,105
3/31/20	$6,780	$8,536	$6,859
4/30/20	$7,850	$9,667	$7,705
5/31/20	$8,230	$10,184	$7,926
6/30/20	$8,350	$10,417	$8,156
7/31/20	$8,830	$11,008	$8,324
8/31/20	$9,180	$11,806	$8,772
9/30/20	$8,750	$11,376	$8,364
10/31/20	$8,850	$11,130	$8,663
11/30/20	$10,420	$12,484	$10,336
12/31/20	$11,400	$13,046	$11,154
1/31/21	$11,620	$12,988	$11,741
2/28/21	$12,460	$13,394	$12,844
3/31/21	$12,780	$13,874	$13,516
4/30/21	$13,320	$14,589	$13,789
5/31/21	$13,510	$14,656	$14,218
6/30/21	$13,650	$15,017	$14,132
7/31/21	$13,060	$15,271	$13,626
8/31/21	$13,210	$15,707	$13,991
9/30/21	$12,950	$15,002	$13,711
10/31/21	$13,500	$16,017	$14,233
11/30/21	$12,870	$15,773	$13,747
12/31/21	$13,420	$16,394	$14,308
1/31/22	$12,630	$15,429	$13,474
2/28/22	$12,720	$15,041	$13,697
3/31/22	$12,880	$15,529	$13,965
4/30/22	$11,940	$14,135	$12,881
5/31/22	$12,020	$14,116	$13,128
6/30/22	$10,650	$12,935	$11,831
7/31/22	$11,800	$14,149	$12,977
8/31/22	$11,300	$13,621	$12,566
9/30/22	$9,950	$12,358	$11,286
10/31/22	$11,140	$13,371	$12,707
11/30/22	$11,360	$14,069	$13,095
12/31/22	$10,620	$13,245	$12,236
1/31/23	$11,790	$14,157	$13,403
2/28/23	$11,550	$13,826	$13,094
3/31/23	$10,920	$14,196	$12,155
4/30/23	$10,810	$14,347	$11,852
5/31/23	$11,040	$14,403	$11,619
6/30/23	$11,970	$15,387	$12,542
7/31/23	$12,440	$15,938	$13,488
8/31/23	$12,010	$15,631	$12,840
9/30/23	$11,320	$14,886	$12,171
10/31/23	$10,530	$14,491	$11,445
11/30/23	$11,220	$15,843	$12,475
12/31/23	$12,420	$16,683	$14,028
1/31/24	$11,960	$16,868	$13,390
2/29/24	$12,350	$17,781	$13,829
3/31/24	$12,800	$18,355	$14,435
4/30/24	$11,990	$17,547	$13,515
5/31/24	$12,400	$18,376	$14,147
6/30/24	$12,140	$18,945	$13,908
7/31/24	$13,370	$19,297	$15,604
8/31/24	$13,130	$19,717	$15,311
9/30/24	$13,210	$20,125	$15,320
10/31/24	$13,180	$19,977	$15,081
11/30/24	$14,530	$21,306	$16,535
12/31/24	$13,360	$20,655	$15,158
1/31/25	$13,980	$21,307	$15,469
2/28/25	$13,220	$20,899	$14,877
3/31/25	$12,540	$19,680	$13,984
4/30/25	$11,870	$19,548	$13,422
5/31/25	$12,510	$20,787	$13,986
6/30/25	$13,090	$21,843	$14,678
7/31/25	$13,170	$22,324	$14,938
8/31/25	$13,890	$22,840	$16,203
9/30/25	$13,940	$23,629	$16,528
10/31/25	$13,800	$24,135	$16,570
11/30/25	$14,140	$24,201	$17,035
12/31/25	$14,250	$24,196	$17,067

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Small Cap Value Diversified VIP Fund	6.66%	4.56%	5.88%
Russell 3000 Index	17.16%	13.15%	15.33%
Russell 2000 Value Index	12.60%	8.88%	9.01%

Performance Inception Date			Oct. 21, 2019
Material Change Date		Jan. 01, 2025
AssetsNet			$ 163,662,972
Holdings Count | Holding			91
Advisory Fees Paid, Amount			$ 1,131,172
InvestmentCompanyPortfolioTurnover			154.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$163,662,972
Total # of Portfolio Holdings	91
Total Advisory Fees Paid	$1,131,172
Portfolio Turnover Rate	154%

Holdings [Text Block]

Sector Allocation

(% of Total Net Assets)

Financials	18.0
Industrials	17.6
Information Technology	12.4
Materials	11.8
Health Care	9.5
Energy	8.8
Real Estate	5.8
Consumer Discretionary	5.5
Utilities	4.8
Communication Services	1.7
Consumer Staples	1.6
Cash/Other Assets and Liabilities	2.5
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

Teleflex, Inc.	2.5
Teradata Corp.	2.3
Prosperity Bancshares, Inc.	2.2
BKV Corp.	2.0
BGC Group, Inc., Class A	2.0
Enterprise Financial Services Corp.	2.0
Brixmor Property Group, Inc.	2.0
Driven Brands Holdings, Inc.	2.0
Webster Financial Corp.	1.9
WesBanco, Inc.	1.8
Total	20.7

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Name [Text Block]			The Board also approved a change to the Fund’s name to Guardian Small Cap Value Diversified VIP Fund, effective May 1, 2025.
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the removal of ClearBridge Investments, LLC and the appointment of Boston Partners Global Investors, Inc. as the sub-adviser to the Fund, effective May 1, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200220
Shareholder Report [Line Items]
Fund Name			Guardian Total Return Bond VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian Total Return Bond VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian Total Return Bond VIP Fund	$84	0.81%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 84
Expense Ratio, Percent	[23]		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.87% for the 12 months ended December 31, 2025, compared to the 7.31% return of the Bloomberg US Aggregate Bond Index (the “Index”) for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  Healthy macro and micro fundamentals, supportive technicals, and stable credit spreads contributed to solid fixed income performance, driven by declining interest rates and coupon income. Riskier sectors such as emerging market debt and high-yield corporate bonds outperformed.

  Against a backdrop of historically tight spreads, the Fund’s strategy balanced positive carry and ample liquidity to participate in any major repricing. While the Fund remained overweight credit risk, portfolio positioning was relatively defensive compared to its longer-term risk budget.

  During 2025, the largest contributors to the Fund’s relative return included quality allocation (use of high-yield corporates and emerging market sovereigns), sector allocation (overweight credit, including collateralized loan obligations), and security selection. An underweight in agency mortgage-backed securities (“MBS”) detracted.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian Total Return Bond VIP Fund	Bloomberg US Aggregate Bond Index
10/21/19	$10,000	$10,000
11/30/19	$10,040	$10,064
12/31/19	$10,040	$10,059
1/31/20	$10,220	$10,245
2/29/20	$10,370	$10,430
3/31/20	$9,970	$10,368
4/30/20	$10,230	$10,553
5/31/20	$10,330	$10,602
6/30/20	$10,390	$10,668
7/31/20	$10,600	$10,828
8/31/20	$10,520	$10,740
9/30/20	$10,500	$10,735
10/31/20	$10,460	$10,687
11/30/20	$10,650	$10,791
12/31/20	$10,700	$10,806
1/31/21	$10,600	$10,729
2/28/21	$10,440	$10,574
3/31/21	$10,370	$10,442
4/30/21	$10,460	$10,524
5/31/21	$10,520	$10,559
6/30/21	$10,630	$10,633
7/31/21	$10,720	$10,752
8/31/21	$10,700	$10,731
9/30/21	$10,610	$10,638
10/31/21	$10,620	$10,636
11/30/21	$10,620	$10,667
12/31/21	$10,610	$10,640
1/31/22	$10,400	$10,410
2/28/22	$10,240	$10,294
3/31/22	$10,000	$10,008
4/30/22	$9,600	$9,629
5/31/22	$9,540	$9,691
6/30/22	$9,400	$9,539
7/31/22	$9,580	$9,772
8/31/22	$9,330	$9,496
9/30/22	$8,930	$9,085
10/31/22	$8,750	$8,968
11/30/22	$9,000	$9,297
12/31/22	$8,980	$9,255
1/31/23	$9,220	$9,540
2/28/23	$9,010	$9,294
3/31/23	$9,230	$9,530
4/30/23	$9,280	$9,587
5/31/23	$9,180	$9,483
6/30/23	$9,130	$9,449
7/31/23	$9,110	$9,443
8/31/23	$9,080	$9,382
9/30/23	$8,870	$9,144
10/31/23	$8,720	$9,000
11/30/23	$9,100	$9,407
12/31/23	$9,440	$9,767
1/31/24	$9,440	$9,740
2/29/24	$9,310	$9,603
3/31/24	$9,400	$9,691
4/30/24	$9,180	$9,447
5/31/24	$9,330	$9,607
6/30/24	$9,420	$9,698
7/31/24	$9,630	$9,924
8/31/24	$9,770	$10,067
9/30/24	$9,900	$10,202
10/31/24	$9,660	$9,949
11/30/24	$9,760	$10,054
12/31/24	$9,610	$9,889
1/31/25	$9,660	$9,942
2/28/25	$9,860	$10,160
3/31/25	$9,800	$10,164
4/30/25	$9,810	$10,204
5/31/25	$9,790	$10,131
6/30/25	$9,960	$10,287
7/31/25	$9,960	$10,260
8/31/25	$10,060	$10,383
9/30/25	$10,180	$10,496
10/31/25	$10,230	$10,561
11/30/25	$10,290	$10,627
12/31/25	$10,270	$10,611

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian Total Return Bond VIP Fund	6.87%	(0.82%)	0.43%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%

Performance Inception Date			Oct. 21, 2019
Material Change Date		Jan. 01, 2025
AssetsNet			$ 195,549,388
Holdings Count | Holding			222
Advisory Fees Paid, Amount			$ 844,528
InvestmentCompanyPortfolioTurnover			107.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$195,549,388
Total # of Portfolio Holdings	222
Total Advisory Fees Paid	$844,528
Portfolio Turnover Rate	107%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

Corporate Bonds & Notes	43.6
U.S. Government Securities	22.2
Asset-Backed Securities	20.7
Non-Agency Mortgage-Backed Securities	9.4
Foreign Government	2.7
Municipals	0.3
Cash/Other Assets and Liabilities	1.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Bonds, 4.625%, due 11/15/2044	12.9
U.S. Treasury Bonds, 4.500%, due 11/15/2054	5.5
U.S. Treasury Notes, 4.250%, due 1/31/2030	1.7
Carlyle U.S. CLO Ltd., Class CR2, 5.870%, due 10/21/2037	1.5
OHA Credit Funding 3 Ltd., Class CR2, 5.634%, due 1/20/2038	1.0
U.S. Treasury Bonds, 4.250%, due 2/15/2054	0.9
Deutsche Bank AG, 5.403%, due 9/11/2035	0.9
TIAA CLO IV Ltd., Class A2R, 5.634%, due 1/20/2032	0.9
TCW CLO Ltd., Class A1R1, 5.244%, due 1/20/2038	0.8
CNH Equipment Trust, Class A4, 3.910%, due 3/15/2028	0.8
Total	26.9

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Objectives [Text Block]			The Board also approved a change in the Fund’s investment objective to the following: “The Fund seeks total return with an emphasis on high current income as well as capital appreciation.”
Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Massachusetts Financial Services Company (MFS®) as the sub-adviser to the Fund effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.
C000200221
Shareholder Report [Line Items]
Fund Name			Guardian U.S. Government/Credit VIP Fund
No Trading Symbol [Flag]			true
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Guardian U.S. Government/Credit VIP Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]			You can find additional information about the Fund at: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses. You can also request this information by sending an email request to GIAC_CRU@glic.com, or by calling us toll-free at 1-888-GUARDIAN (1-888-482-7342) (variable life policy owners) or 1-800-830-4147 (variable annuity contract owners).
Material Fund Change Notice [Text Block]			This report describes Fund changes that occurred during the reporting period.
Additional Information Phone Number			1-888-GUARDIAN (1-888-482-7342)
Additional Information Email			GIAC_CRU@glic.com
Additional Information Website			https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Guardian U.S. Government/Credit VIP Fund	$76	0.74%Footnote Reference*

The table above does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the costs shown in the table above would be higher.

Footnote	Description
Footnote*	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.

Expenses Paid, Amount			$ 76
Expense Ratio, Percent	[24]		0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

  The Fund returned 6.72% for the 12 months ended December 31, 2025, compared to the 6.97% return of the Bloomberg US Intermediate Government/Credit Index (the “Index”), an index with similar investment characteristics as the Fund, for the same period. The Fund’s broad-based securities market index, the Bloomberg US Aggregate Bond Index, returned 7.31% for the same period. The Fund changed its investment sub-adviser as of March 3, 2025.

  The Fund’s performance during the reporting period was shaped by heightened uncertainty following the U.S. tariff policy announcement in April 2025, which led to increased market volatility and shifting U.S. Federal Reserve expectations amid mixed economic data. Positive factors included strong corporate earnings, resilient consumer spending, ongoing artificial intelligence (“AI”)-driven investment, and easing trade tensions later in the period, which helped stabilize market sentiment.

  Security selection in investment grade corporate bonds and agency mortgage-backed securities contributed to, and interest rate positioning and security selection in emerging market sovereign bonds detracted from, relative performance.

Performance Past Does Not Indicate Future [Text]			Past performance does not guarantee future results. Index returns do not include the fees and expenses of the Fund, but do include reinvestment of dividends, if any. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.
Line Graph [Table Text Block]
	Guardian U.S. Government/Credit VIP Fund	Bloomberg US Aggregate Bond Index	Bloomberg US Intermediate Government/Credit Index
10/21/19	$10,000	$10,000	$10,000
11/30/19	$10,030	$10,064	$10,040
12/31/19	$10,010	$10,059	$10,025
1/31/20	$10,150	$10,245	$10,180
2/29/20	$10,290	$10,430	$10,324
3/31/20	$10,380	$10,368	$10,278
4/30/20	$10,460	$10,553	$10,423
5/31/20	$10,480	$10,602	$10,502
6/30/20	$10,510	$10,668	$10,567
7/31/20	$10,540	$10,828	$10,646
8/31/20	$10,530	$10,740	$10,633
9/30/20	$10,530	$10,735	$10,632
10/31/20	$10,500	$10,687	$10,609
11/30/20	$10,510	$10,791	$10,661
12/31/20	$10,530	$10,806	$10,683
1/31/21	$10,510	$10,729	$10,654
2/28/21	$10,410	$10,574	$10,566
3/31/21	$10,390	$10,442	$10,484
4/30/21	$10,410	$10,524	$10,536
5/31/21	$10,450	$10,559	$10,579
6/30/21	$10,420	$10,633	$10,587
7/31/21	$10,460	$10,752	$10,668
8/31/21	$10,440	$10,731	$10,651
9/30/21	$10,380	$10,638	$10,590
10/31/21	$10,320	$10,636	$10,531
11/30/21	$10,310	$10,667	$10,543
12/31/21	$10,270	$10,640	$10,529
1/31/22	$10,130	$10,410	$10,375
2/28/22	$10,080	$10,294	$10,307
3/31/22	$9,840	$10,008	$10,055
4/30/22	$9,650	$9,629	$9,854
5/31/22	$9,700	$9,691	$9,927
6/30/22	$9,630	$9,539	$9,817
7/31/22	$9,750	$9,772	$9,977
8/31/22	$9,550	$9,496	$9,777
9/30/22	$9,320	$9,085	$9,516
10/31/22	$9,220	$8,968	$9,474
11/30/22	$9,450	$9,297	$9,680
12/31/22	$9,420	$9,255	$9,662
1/31/23	$9,620	$9,540	$9,843
2/28/23	$9,430	$9,294	$9,666
3/31/23	$9,640	$9,530	$9,888
4/30/23	$9,690	$9,587	$9,948
5/31/23	$9,610	$9,483	$9,874
6/30/23	$9,530	$9,449	$9,807
7/31/23	$9,520	$9,443	$9,833
8/31/23	$9,500	$9,382	$9,831
9/30/23	$9,330	$9,144	$9,726
10/31/23	$9,230	$9,000	$9,680
11/30/23	$9,520	$9,407	$9,938
12/31/23	$9,800	$9,767	$10,169
1/31/24	$9,800	$9,740	$10,190
2/29/24	$9,680	$9,603	$10,089
3/31/24	$9,750	$9,691	$10,154
4/30/24	$9,550	$9,447	$10,017
5/31/24	$9,680	$9,607	$10,137
6/30/24	$9,770	$9,698	$10,218
7/31/24	$9,980	$9,924	$10,410
8/31/24	$10,110	$10,067	$10,530
9/30/24	$10,210	$10,202	$10,644
10/31/24	$9,990	$9,949	$10,474
11/30/24	$10,070	$10,054	$10,539
12/31/24	$9,970	$9,889	$10,474
1/31/25	$10,020	$9,942	$10,534
2/28/25	$10,200	$10,160	$10,681
3/31/25	$10,210	$10,164	$10,728
4/30/25	$10,280	$10,204	$10,827
5/31/25	$10,250	$10,131	$10,792
6/30/25	$10,370	$10,287	$10,907
7/31/25	$10,360	$10,260	$10,892
8/31/25	$10,480	$10,383	$11,025
9/30/25	$10,520	$10,496	$11,071
10/31/25	$10,560	$10,561	$11,119
11/30/25	$10,630	$10,627	$11,194
12/31/25	$10,640	$10,611	$11,204

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since Inception 10/21/19
Guardian U.S. Government/Credit VIP Fund	6.72%	0.21%	1.01%
Bloomberg US Aggregate Bond Index	7.31%	(0.36%)	0.96%
Bloomberg US Intermediate Government/Credit Index	6.97%	0.96%	1.85%

Performance Inception Date			Oct. 21, 2019
Material Change Date		Jan. 01, 2025
AssetsNet			$ 137,109,143
Holdings Count | Holding			183
Advisory Fees Paid, Amount			$ 464,853
InvestmentCompanyPortfolioTurnover			157.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of December 31, 2025)

FUND STATISTICS	fund
Total Net Assets	$137,109,143
Total # of Portfolio Holdings	183
Total Advisory Fees Paid	$464,853
Portfolio Turnover Rate	157%

Holdings [Text Block]

Bond Sector Allocation

(% of Total Net Assets)

U.S. Government Securities	51.4
Corporate Bonds & Notes	40.5
Asset-Backed Securities	4.2
Agency Mortgage-Backed Securities	2.9
Non-Agency Mortgage-Backed Securities	0.6
Foreign Government	0.3
Cash/Other Assets and Liabilities	0.1
Total	100.0

Largest Holdings [Text Block]

Top Ten Holdings

(% of Total Net Assets)

U.S. Treasury Notes, 3.625%, due 8/31/2029	5.1
U.S. Treasury Notes, 4.250%, due 1/31/2030	4.7
U.S. Treasury Notes, 4.125%, due 10/31/2029	4.6
U.S. Treasury Notes, 3.625%, due 8/31/2030	3.6
U.S. Treasury Notes, 4.500%, due 5/31/2029	3.5
U.S. Treasury Notes, 4.250%, due 6/30/2029	3.5
U.S. Treasury Notes, 4.250%, due 2/28/2029	3.4
U.S. Treasury Notes, 4.375%, due 8/31/2028	2.8
U.S. Treasury Notes, 4.875%, due 10/31/2030	2.3
U.S. Treasury Notes, 4.125%, due 2/28/2027	2.2
Total	35.7

Material Fund Change [Text Block]

What changes have occurred since the beginning of the reporting period?

This is a summary of certain changes of the Fund since January 1, 2025.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

There were also related changes to the Fund’s principal investment strategies, principal risks, and portfolio managers.

For more complete information, you may review the Fund’s Prospectus dated May 1, 2025. The Prospectus is available on the Trust’s website: https://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses/. Contract owners of variable life insurance policies may obtain a copy of the Prospectus by calling 1-888-GUARDIAN (1-888-482-7342). Contract owners of variable annuity contracts may obtain a copy of the Prospectus by calling 1-800-830-4147.

Material Fund Change Name [Text Block]			The Board also approved a change to the Fund’s name to Guardian U.S. Government/Credit VIP Fund, effective May 1, 2025.
Material Fund Change Strategies [Text Block]

In connection with the Fund’s name change, the Board approved the following changes to the Fund’s 80% investment policy with respect to investments in U.S. government securities, effective May 1, 2025: “Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in U.S. government securities and corporate credit investments.”

Material Fund Change Adviser [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust held on February 27, 2025, the Board considered and approved the appointment of Lord, Abbett & Co. LLC as the sub-adviser to the Fund, effective March 3, 2025.

Summary of Change Legend [Text Block]			This is a summary of certain changes of the Fund since January 1, 2025.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[3]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[4]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[11]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[12]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[13]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[14]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[15]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[16]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[17]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[18]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[19]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[20]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[21]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[22]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[23]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.
[24]	Reflects fee waivers and/or expense reimbursements, without which expenses would be higher.